As filed with the Securities and Exchange Commission on April 29, 2025

Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

 POST-EFFECTIVE AMENDMENT NO. 73 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 76 ☒

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Michael F. Balboa

384 North Grand Street

Cobleskill, New York 12043

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FAM FUNDS

Managed by
FENIMORE ASSET MANAGEMENT

PROSPECTUS
Investor Shares

MAY 1, 2025

FAM VALUE FUND (FAMVX)

FAM DIVIDEND FOCUS FUND (FAMEX)

FAM SMALL CAP FUND (FAMFX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
FAM Value Fund	1
FAM Dividend Focus Fund	5
FAM Small Cap Fund	9
More About Investment Objectives, Principal Investment Strategies and Risks
More About Investment Objectives	13
More About Principal Investment Strategies	13
More About Other Investment Strategies	13
More About Principal Risks	13
Fund Management
The Investment Advisor	15
Portfolio Managers	15
Shareholder Information
Pricing Fund Shares	17
Householding of Shareholder Mailings	17
Purchasing and Adding to Your Shares	17
Important Information About Procedures for Opening an Account	17
Account Minimums	18
Converting from Investor Shares to Institutional Shares	18
Automatic Investment Plan	18
Managing Your Account Online	18
Wire Instructions	19
IRA and Retirement Accounts	19
Purchases Through Selected Dealers	19
Shareholder Administrative Servicing Arrangements	19
Payments to Third Parties by the Advisor	21
Instructions for Redemption of Shares	21
Definition of Good Order	21
Signature Guarantees	22
Systematic Withdrawal Plan	22
Information on Distributions and Taxes	23
Tax Information	23
Financial Highlights
FAM Value Fund	25
FAM Dividend Focus Fund	26
FAM Small Cap Fund	27
TO OBTAIN ADDITIONAL INFORMATION	28

FAM Value Fund – Investor Shares	SUMMARY SECTION

Investment Objective

FAM Value Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.27%
Total Fund Operating Expenses[1]	1.17%
Fee Waiver/Expense Reimbursement[1]	0.01%
Net Fund Operating Expenses[1]	1.18%

[1]	The Advisor has contractually agreed, until May 1, 2026, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Investor Shares at 1.18%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Investor Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$120	$373	$645	$1,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

1

FAM Value Fund – Investor Shares	SUMMARY SECTION

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks:

●	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

●	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

●	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

●	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

●	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

●	Investment in Other Investment Companies Risk - the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

2

FAM Value Fund – Investor Shares	SUMMARY SECTION

Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance since 2015. The table shows the Investor Shares average annual returns (before and after taxes) for the 1 year, 5-year and 10-year periods ended December 31, 2024 and compared to those of the S&P 500® Index, the Fund’s primary benchmark index as well as those of the Russell Midcap® Index, which is an additional benchmark index that the Fund uses for comparative performance purposes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM VALUE FUND Investor Shares

Best Quarter (2Q’20):
15.75%
Worst Quarter (1Q’20):
-23.73%

AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2024)	Investor Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	15.57%	9.11%	9.65%
Return after taxes on distributions	13.97%	7.94%	8.33%
Return after taxes on distributions and sale of fund shares	10.39%	7.07%	7.58%
S&P 500® Index*	25.02%	14.53%	13.10%
Russell MidCap® Index*	15.34%	9.92%	9.63%

*	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

3

FAM Value Fund – Investor Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

John D. Fox, CFA, Andrew P. Wilson, CFA and Marc Roberts, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Fox has co-managed the Fund since 2000, Mr. Wilson has co-managed the Fund since 2017 and Mr. Roberts has co-managed the Fund since 2021.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account. The minimum subsequent investment is $50. You may redeem shares by mail or fax (877.513.0756). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

FAM Dividend Focus Fund – Investor Shares	SUMMARY SECTION

Investment Objective

FAM Dividend Focus Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1]	1.22%

[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$124	$387	$670	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

5

FAM Dividend Focus Fund – Investor Shares	SUMMARY SECTION

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks:

●	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

●	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

●	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

●	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

●	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

●	Investment in Other Investment Companies Risk - the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

6

FAM Dividend Focus Fund – Investor Shares	SUMMARY SECTION

Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance since 2015. The table shows the Investor Shares average annual returns (before and after taxes) for the 1 year, 5-year and 10-year periods ended December 31, 2024 and compared to those of the S&P 500® Index, the Fund’s primary benchmark index as well as those of the Russell Midcap® Index, which is an additional benchmark index that the Fund uses for comparative performance purposes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM DIVIDEND FOCUS FUND Investor Shares

Best Quarter (2Q’20):
19.20%
Worst Quarter (1Q’20):
-23.41%

AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2024)	Investor Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	7.58%	9.65%	11.07%
Return after taxes on distributions	6.77%	9.19%	10.27%
Return after taxes on distributions and sale of fund shares	5.09%	7.60%	8.87%
S&P 500® Index*	25.02%	14.53%	13.10%
Russell MidCap® Index*	15.34%	9.92%	9.63%

*	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

7

FAM Dividend Focus Fund – Investor Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

Paul C. Hogan, CFA and William W. Preston, CFA, of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Hogan has co-managed the Fund since the Fund’s inception in 1996 and Mr. Preston has co-managed the Fund since 2020.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account. The minimum subsequent investment is $50. You may redeem shares by mail or fax (877.513.0756). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

FAM Small Cap Fund – Investor Shares	SUMMARY SECTION

Investment Objective

FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1]	1.24%

[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also includes the contractual arrangement permitting the Advisor to recover amounts waived or reimbursed by the Advisor during prior years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$126	$393	$681	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

9

FAM Small Cap Fund – Investor Shares	SUMMARY SECTION

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings, and Fenimore’s opinion as to its future potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000® Index as of the latest reconstitution. As of April 28, 2024, the market capitalization range for the Russell 2000® Index was approximately $159.5 million to $6.0 billion.

The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”). The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks

●	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

●	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

●	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

●	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

●	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

●	Investment in Other Investment Companies Risk - the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

10

FAM Small Cap Fund – Investor Shares	SUMMARY SECTION

Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance since 2015. The table shows the Investor Shares average annual returns (before and after taxes) for the 1 year, 5-year and 10-year periods ended December 31, 2024 and compared to those of the S&P 500® Index, the Fund’s primary benchmark as well as those of the Russell 2000® Index, which is an additional benchmark index that the Fund uses for comparative performance purposes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM SMALL CAP FUND Investor Shares

Best Quarter (4Q’20):
25.41%
Worst Quarter (1Q’20):
-30.29%

AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2024)	Investor Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	12.49%	10.72%	9.14%
Return after taxes on distributions	11.36%	9.84%	8.30%
Return after taxes on distributions and sale of fund shares	8.21%	8.46%	7.30%
S&P 500® Index*	25.02%	14.53%	13.10%
Russell 2000® Index*	11.54%	7.40%	7.82%

*

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Index as an additional comparative benchmark performance index. The Russell 2000® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

11

FAM Small Cap Fund – Investor Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

Andrew F. Boord and Kevin D. Gioia, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Boord has co-managed the Fund since January 2016 and Mr. Gioia has co-managed the Fund since October 2019.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account. The minimum subsequent investment is $50. You may redeem shares by mail or fax (877.513.0756). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

More About Investment Objectives,
Principal Investment Strategies and Risks

More About Investment Objectives

FAM Value Fund seeks to maximize long-term return on capital.

FAM Dividend Focus Fund seeks to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities.

FAM Small Cap Fund seeks to maximize long-term return on capital.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund’s shareholders.

More About Principal Investment Strategies

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham and David Dodd, whose book Security Analysis provides the foundation for value investing, Fenimore is categorized as a bottom-up manager. As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation.

FAM Value Fund. Under normal market conditions the FAM Value Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

FAM Dividend Focus Fund. Under normal market conditions the FAM Dividend Focus Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund invests primarily in income-producing stocks that pay dividends. The Fund distributes its income on a quarterly basis.

FAM Small Cap Fund. Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000® Index as of the latest reconstitution. As of April 28, 2024, the market capitalization range for the Russell 2000® Index was approximately $159.5 million to $6.0 billion. The Fund may invest in securities of both domestic and foreign issuers. The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders. Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

More About Other Investment Strategies

For temporary defensive purposes, the Funds may invest all of their assets in investment grade fixed-income securities or cash equivalents. Generally, the Funds intend to invest in investment grade fixed-income securities or cash equivalents when, in Fenimore’s opinion, common stocks are too risky in relationship to their anticipated rewards and investment grade fixed-income securities or cash equivalents are considered a good alternative. During such temporary periods, the Funds might not achieve their stated investment objectives.

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the Funds are permitted to utilize options, futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend portfolio securities, invest in securities which have relatively short operating histories and invest in securities of issuers that do not have quoted markets. However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology. Additional information concerning these investment techniques, including their risks, are set forth in the Funds’ Statement of Additional Information.

More About Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are

13

More About Investment Objectives,
Principal Investment Strategies and Risks

more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Funds’ investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Market Risk. The value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. Financial markets have become increasingly interconnected on a global basis and, as a result, the occurrence of events related to any of these market risks in various global regions can thus cause volatility to occur in the domestic and global markets and can cause declines in the value of assets held by the Funds in response. Changes in the value of portfolio assets could be short-term or long-term, depending on the applicable circumstances. You should consider an investment in the FAM Funds as a long-term investment.

Foreign Investment Risk. The Funds may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Other Investment Company Investment Risk. The Funds may invest in shares of other investment companies, including ETFs. Investments in other investment companies may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes the shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations. If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

14

FUND MANAGEMENT

The Investment Advisor

The Investment Advisor to FAM Funds is Fenimore Asset Management, Inc., (“Fenimore” or the “Advisor”), which is a New York corporation majority-owned by its founder, Mr. Thomas O. Putnam, and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam currently serves as Executive Chairman of Fenimore and as the President of the Funds and he previously served for many years as a portfolio manager of the Funds and he oversaw Fenimore’s investment management and research activities. Mr. Putnam is the sole shareholder of Fenimore Securities, Inc., the Funds’ principal underwriter. Ms. Anne Putnam is Fenimore’s Chief Executive Officer and she serves as a Trustee of the Funds.

Portfolio Managers

The co-managers are jointly and primarily responsible for the day-to-day management of each respective Fund’s investment portfolio.

John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Wilson and Mr. Roberts. Mr. Fox is employed by Fenimore as Chief Investment Officer and has been actively involved in investment research activities since he joined the firm in 1996.

Andrew P. Wilson, CFA, serves as co-manager of FAM Value Fund with Mr. Fox and Mr. Roberts. Mr. Wilson is employed by Fenimore as an Investment Research Analyst and joined the firm in 2011. He has been actively involved in portfolio management and investment research activities since 1996.

Marc Roberts, CFA, serves as co-manager of the FAM Value Fund with Mr. Fox and Mr. Wilson. Mr. Roberts is employed by Fenimore as an Investment Research Analyst and he rejoined the firm in March 2020. From January 2016 to January 2020 Mr. Roberts was employed by Port Capital LLC, a registered investment adviser. From June 2007 to December 2015, Mr. Roberts was employed by Fenimore as an Investment Research Analyst and co-portfolio manager. He has been actively involved in investment research activities since 2007 and he has assisted with the FAM Value Fund since March 2020.

Paul C. Hogan, CFA, serves as co-manager of FAM Dividend Focus Fund with Mr. Preston. Mr. Hogan is employed by Fenimore as an Investment Research Analyst and has been actively involved in investment research activities since he joined the firm in 1991.

William W. Preston, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Hogan. Mr. Preston is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2016. He previously worked at Renaissance Capital in Greenwich, Connecticut as a Senior Research Analyst and he has been actively involved in investment research activities since 2011.

Andrew F. Boord, serves as co-manager of the FAM Small Cap Fund with Mr. Gioia. Mr. Boord is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2005. He has been actively involved in investment research activities since 1995.

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

15

FUND MANAGEMENT

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds is available in the Funds’ Statement of Additional Information.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 0.90% per annum of the average daily market value of its net assets. Fenimore has entered into contractual expense limitation agreements with FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund pursuant to which it has agreed to limit the total operating expenses (excluding acquired fund fees and expenses and certain other expenses) of each Fund’s Investor Shares to 1.18%, 1.26% and 1.42% respectively, through May 1, 2026. These expense limitation agreements may only be amended by the Funds’ Board. A discussion regarding the basis for the Trustees’ approval of each investment advisory contract is available in the Funds’ Annual Report to Shareholders dated December 31, 2024.

The Advisor also provides and/or procures, as applicable, certain types of non-advisory services for each of the Funds, including business management services, shareholder services and fund accounting services, and the Advisor receives fees from the Funds for providing these services. The Advisor has retained Ultimus Fund Solutions, LLC (“Ultimus”) to provide certain of these services to the Funds, and the Advisor, not the Funds, is responsible for the fees that are payable to Ultimus for these services.

FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

16

SHAREHOLDER INFORMATION

Pricing Fund Shares

The share price (also called “Net Asset Value” or “NAV” per share) is calculated each day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) and on such days as there is sufficient trading in a Fund’s portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund’s portfolio will ordinarily be valued based upon market quotes. If market quotations are not readily available, securities or other assets held by each Fund are determined pursuant to the valuation procedures adopted by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Advisor as the “Valuation Designee”. The Valuation Designee fair value securities pursuant to the Funds’ Valuation Procedures to accurately reflect fair value. To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications to a shareholder with multiple accounts (single, retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the shareholders are members of the same family. You may request that additional copies be sent by notifying the Funds.

Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, P.O. Box 46707, Cincinnati, OH 45246. Checks should be made payable to the appropriate Fund. FAM Funds reserves the right to refuse third party checks and any “bank starter check.” Please be sure to provide your Social Security number, taxpayer identification number and/or a copy of your driver’s license. Foreign checks and cash will not be accepted. Any applications received not following the above guidelines will be returned.

You may also establish an account online at fenimoreasset.com by logging on to the Funds’ website and clicking on “Account Access”. You will be required to provide certain necessary information regarding your identity in order to establish your online account and you will need to create a User ID. Once you have provided the requested information and have accepted the terms and conditions of online access to your account, you will be able to directly make transactions in your account online.

The date on which your purchase is credited is your trade date. For purchases made by check, Federal Funds wire, or online and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the NAV determined on your trade date.

FAM Funds reserves the right to reject purchase applications or to terminate the offering of shares made by this prospectus if, in the opinion of the Board, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM Funds have a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM Funds. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the funds and charged a $10 fee to defray bank charges. All applications to purchase Fund shares are subject to acceptance by FAM Funds and are not binding until so accepted. FAM Funds do not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part. Note that you may not make an initial purchase payment via the Automated Clearing House (ACH) unless you are opening an account online.

Important Information About Procedures for Opening an Account

To help fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number and/or other identifying number.

17

SHAREHOLDER INFORMATION

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.

Account Minimums

To begin an investment in the Investor Shares of the FAM Funds the following minimum initial investments must be met. All subsequent investments to an existing account require a minimum of $50. FAM Funds, in its discretion, reserves the right to close accounts that have balances that fall below the minimum investment balance.

MINIMUM INITIAL INVESTMENTS INVESTOR SHARES
	FAM VALUE FUND	FAM DIVIDEND FOCUS FUND	FAM SMALL CAP FUND
To open a new account	$500	$500	$500
To open a new retirement account IRA, Roth IRA, SEP, SIMPLE IRA, 403(b)(7), Coverdell ESA or Individual (k)	$100	$100	$100
To open a Uniform Transfer to Minors (UTMA) or Uniform Gift to Minors (UGMA) Account	$500	$500	$500
To open a new account through our Automatic Investment Program*	$500	$500	$500

*	FAM Funds’ Automatic Investment Plan requires the systematic addition of at least $50 per month.

Converting from Investor Shares to Institutional Shares

In addition to the Investor Shares described in this Prospectus, the Funds also offer Institutional Shares which are offered in a different Prospectus. In order to convert an investor must meet the investment requirements of the Institutional Share Class. You may elect to convert that account from Investor Shares to Institutional Shares of the same Fund on the basis of relative NAVs. Converting from Investor Shares to Institutional Shares may not be available at certain financial intermediaries, or there may be additional costs associated with this exchange as charged by your financial intermediary. Because the NAV per share of the Institutional Shares may be higher or lower than that of the Investor Shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or less Institutional Shares than the number of Investor Shares converted. You may convert from Investor Shares to Institutional Shares by calling us at (800) 932-3271 or by contacting your financial intermediary if you hold your investment in the Fund through a financial intermediary.

A conversion from Investor Shares to Institutional Shares of the same Fund, or from Institutional Shares to Investor Shares of the same Fund, pursuant to the preceding paragraphs, should generally not be a taxable exchange for Federal income tax purposes.

Automatic Investment Plan

FAM Funds offers an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder’s account. The bank at which the shareholder checking account is maintained must be an ACH member. While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder’s Fund account in case of returned items. NOTE: Individual Retirement Account (IRA) contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the Fund.

Managing Your Account Online

If you choose to manage your account online, you should be aware that the internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that trading information will be completely secure.

18

SHAREHOLDER INFORMATION

There may also be delays, malfunctions, or other inconveniences generally associated with the internet. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Funds nor their transfer agent, distributor or Advisor will be liable for any such delays, malfunctions, unauthorized interception or access to communications or account information.

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM Funds must have receipt of a wire transfer no later than 4:00 p.m. Eastern Time in order for the purchase to be made that same business day. Neither the Funds, Ultimus, nor the Funds’ cash management or custodian banks are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or incomplete wire instructions.

IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more IRAs, the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA, which may be invested in Fund shares. Monies deposited into an IRA may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, SEP Accounts, SIMPLE IRAs, 403(b)(7) Plans, Coverdell ESAs and Individual 401(k) Plans are available by calling FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor’s own tax specialists who would assist and oversee all plan compliance requirements. Although FAM Funds endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP Account, SIMPLE IRA, 403(b)(7) Plan, Coverdell ESA or Individual 401(k) Plan to another custodian or in the event of a mandatory distribution.

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold state and federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Purchases Through Selected Dealers

Certain Selected Dealers may affect transactions of the FAM Funds. FAM Funds may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to FAM Funds or the Advisor. The Advisor makes payments to such companies out of its own resources to compensate these companies for certain shareholder administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM Funds at (800) 932-3271 for further information.

Shareholder Administrative Servicing Arrangements

The Funds have adopted a Shareholder Administrative Services Plan for Investor Shares (the “Shareholder Services Plan”) under which the Investor Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar

19

SHAREHOLDER INFORMATION

types of financial intermediaries (collectively, “Service Organizations”), for providing, or arranging for the provision of, certain types of shareholder administrative services to Investor Class shareholders serviced by the Advisor, affiliates of the Advisor or the Service Organization. The types of services which may be compensated for under the terms of the Shareholder Services Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts. Pursuant to the Shareholder Services Plan, the Investor Shares of the Funds may pay shareholder administrative servicing fees of up to 0.25% of the average daily net assets of the Investor Shares of each respective Fund.

20

SHAREHOLDER INFORMATION

Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the Distributor, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds (“revenue sharing”). This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, mutual fund “supermarket” platforms and other formal sales programs, or as an expense reimbursement in cases where the intermediary provides shareholder services to shareholders of the Funds. Revenue sharing payments are in addition to any distribution or servicing fees payable under Rule 12b-1 or service plan of the Funds or any record keeping or sub-transfer agency fees payable by the Funds. You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM Funds any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to the Funds, FAM Funds, P.O. Box 46707, Cincinnati, OH 45246. For further information on redemption requests call (800) 932-3271.

Definition of Good Order

Good order means that the written redemption request includes the following:

1.	The Fund account number, name, and Social Security or Tax I.D. number.

2.	The amount of the transaction (specified in dollars or shares).

3.	Signatures of all owners exactly as they are registered on the account.

4.	Signature guarantees are required if: the value of shares being redeemed exceeds $50,000; payment is to be sent to an address other than the address of record; payment is to be made payable to a payee other than the shareholder; there has been an address change in the last 30 days. Shareholder bank accounts, when accompanied by a voided check, shall constitute the address of record for this signature guarantee requirement.

5.	Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

Shareholders requesting redemption proceeds to be wired from FAM Funds will incur a $10 wire fee for domestic wires. Shareholders may also elect to have their proceeds sent by ACH directly to their bank account, there is no fee for this.

Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM Funds at the next such calculation after such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days.

21

SHAREHOLDER INFORMATION

FAM Funds reserve the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from “eligible guarantor institutions.”

Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; (4) institutions that participate in the Securities Transfer Agent Medallion Program (“STAMP”) or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1.	Redemption of Shares IF:

●	the value of shares being redeemed exceeds $50,000 per fund

●

payment is requested payable to a payee other than the shareholder of record

Exception: You may request that a distribution be made payable to a charity as a Qualified Charitable Distribution if the redemption is $10,000 or less per account, per transaction. The check must be mailed to the shareholder’s address of record.

●	payment is to be sent to an address other than the address of record

●	an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

●	payment is to be sent to a bank account other than the account of record

2.	Transferring of Ownership and/or Account Name Changes (call (800) 932-3271 before getting the signature guarantee).

The requirement for a signature guarantee based on the above circumstances may be waived on a case by case basis.

Systematic Withdrawal Plan

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM Funds 30 days prior to the first scheduled redemption.

22

SHAREHOLDER INFORMATION

Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

Dividend and capital gain distributions are reinvested in additional Fund shares in your account, unless you select another option on your account application form. Investors who want dividends and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM Funds. The request must be in written form acceptable to FAM Funds. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Funds. Capital gains, if any, will be distributed in December.

The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Tax Information

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions reported by a Fund as long-term capital distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

You will be notified by February 15th each year through the appropriate tax form about the federal tax status of distributions made the previous year.

The Funds are required to withhold Federal income tax at the Federal back withholding rate on taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

This tax discussion is meant only as a general summary. Because everyone’s tax situation is unique, you should consult your tax professional about particular consequences to you of investing in the Funds.

FAM Funds reports cost basis for all covered shares to both you and the IRS. When filing your tax return you will be required to use the cost basis reported on your Form 1099-B for your covered shares. FAM Funds has chosen the Average Cost method as its default cost account method. The cost basis method you elect may not be changed with

23

SHAREHOLDER INFORMATION

respect to a redemption of shares after the settlement date of the redemption. You should consult with your tax advisor to determine the best cost basis method for your tax situation. If you hold your shares through a financial intermediary, you should contact the financial intermediary with respect to reporting of cost basis and available elections for your account.

Frequent Trading Policy

The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Disclosure of Fund Portfolio Holdings

On a quarterly basis, the Funds disclose on their website, fenimoreasset.com, each Fund’s entire portfolio holdings and certain additional information regarding their portfolios (e.g., Top Ten holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available. A complete list of each Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-PORT. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information (SAI).

24

Financial Highlights

The financial highlights provide information about each Fund’s financial history and are expressed in one share outstanding throughout each fiscal year. Each table is part of the Fund’s financial statements which are included in its annual report. The total returns in the table represent the rate that an Investor Class shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and capital gains. The financial highlights for the periods ended December 31, 2020 to December 31, 2022, were audited by the Funds’ former independent registered public accounting firm. The financial highlights for the periods ended December 31, 2023 and December 31, 2024 have been audited by Cohen & Company, Ltd. (“Cohen & Co”), the Funds’ current independent registered public accounting firm. Cohen & Co’s report on the Funds’ financial statements is included in the Funds’ annual report which is available upon request.

FAM Value Fund
(Investor Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2024	2023	2022	2021		2020
Net asset value, beginning of year	$91.22	$82.51	$99.58	$83.23		$80.83
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.11)	0.13	0.14	0.02		(0.06)
Net realized and unrealized gains (losses) on investments	14.37	13.15	(14.18)	21.30		5.53
Total from investment operations	14.26	13.28	(14.04)	21.32		5.47
Less distributions from:
Net investment income	—	(0.14)	(0.15)	(0.02)		—
Net realized gains	(6.23)	(4.43)	(2.88)	(4.95)		(3.07)
Return of Capital	—	—	—	(0.00	)(b)	—
Total distributions	(6.23)	(4.57)	(3.03)	(4.97)		(3.07)
Change in net asset value for the year	$8.03	$8.71	$(17.07)	$16.35		$2.40
Net asset value, end of year	$99.25	$91.22	$82.51	$99.58		$83.23
Total return(c)	15.57%	16.09%	(14.12%)	25.63%		6.82%
Ratios/supplementary data
Net assets, end of year (000)	$1,717,307	$1,561,631	$1,406,047	$1,681,118		$1,385,432
Ratios to average net assets of:
Expenses, total	1.17%	1.17%	1.18%	1.18%		1.19%
Expenses, net (includes fees reduced/recouped by Advisor)	1.18%	1.18%	1.18%	1.18%		1.18%
Net investment income (loss)	(0.12%)	0.15%	0.17%	0.02%		(0.08%)
Portfolio turnover rate	3%	10%	9%	6%		14%

(a)	Based on average shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower/higher if the Advisor had not reduced and/or recouped advisory fees.

25

Financial Highlights

FAM Dividend Focus Fund
(Investor Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2024	2023	2022	2021	2020
Net asset value, beginning of year	$53.29	$44.83	$52.48	$42.35	$38.26
Income (loss) from investment operations:
Net investment income(a)	0.08	0.20	0.08	0.01	0.11
Net realized and unrealized gains (losses) on investments	3.99	8.62	(7.12)	10.82	4.90
Total from investment operations	4.07	8.82	(7.04)	10.83	5.01
Less distributions from:
Net investment income	(0.08)	(0.20)	(0.09)	—	(0.11)
Net realized gains	(1.78)	(0.16)	(0.52)	(0.70)	(0.80)
Return of Capital	—	—	—	—	(0.01)
Total distributions	(1.86)	(0.36)	(0.61)	(0.70)	(0.92)
Change in net asset value for the year	$2.21	$8.46	$(7.65)	$10.13	$4.09
Net asset value, end of year	$55.50	$53.29	$44.83	$52.48	$42.35
Total return(b)	7.58%	19.70%	(13.42%)	25.57%	13.20%
Ratios/supplementary data
Net assets, end of year (000)	$749,799	$674,342	$559,126	$664,225	$509,666
Ratios to average net assets of:
Expenses, total	1.21%	1.21%	1.22%	1.22%	1.24%
Net investment income	0.13%	0.41%	0.17%	0.02%	0.31%
Portfolio turnover rate	7%	10%	4%	4%	25%

(a)	Based on average shares outstanding.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

26

Financial Highlights

FAM Small Cap Fund
(Investor Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2024	2023	2022	2021	2020
Net asset value, beginning of year	$24.60	$21.79	$24.97	$20.83	$18.92
Income (loss) from investment operations:
Net investment loss(a)	(0.05)	(0.04)	(0.12)	(0.13)	(0.09)
Net realized and unrealized gains (losses) on investments	3.13	4.43	(2.98)	5.90	2.00
Total from investment operations	3.08	4.39	(3.10)	5.77	1.91
Less distributions from:
Net realized gains	(1.18)	(1.58)	(0.08)	(1.63)	—
Change in net asset value for the year	$1.90	$2.81	$(3.18)	$4.14	$1.91
Net asset value, end of year	$26.50	$24.60	$21.79	$24.97	$20.83
Total return(b)	12.49%	20.11%	(12.42%)	27.72%	10.10%
Ratios/supplementary data
Net assets, end of year (000)	$254,738	$220,594	$186,264	$213,588	$165,727
Ratios to average net assets of:
Expenses, total	1.23%	1.24%	1.25%	1.26%	1.28%
Net investment loss	(0.20%)	(0.17%)	(0.52%)	(0.54%)	(0.55%)
Portfolio turnover rate	11%	16%	15%	23%	16%

(a)	Based on average shares outstanding.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

27

To Obtain Additional Information

If you would like additional information about the Funds, would like to obtain additional copies of the Funds’ Annual or Semi-Annual Reports, the Funds’ Form N-CSR or Statement of Additional Information (“SAI”), which are available without charge, or would like to make inquiries about any of the Funds, free reports on the Funds are available upon request and inquiries may be directed to:

FAM Funds
P.O. Box 46707
Cincinnati, Ohio 45246
(800) 932-3271
fenimoreasset.com

Shareholder Reports

Additional information about each Fund’s investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders and in the Funds’ Form N-CSR. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. In the Form N-CSR, you will find each Fund’s annual and semi-annual financial statements and portfolio holdings.

Statement of Additional Information

The SAI for Investor Shares contains more comprehensive information on the Funds and the Investor Shares of the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission (“SEC”) for the cost of a duplicating fee. These documents are also available to view at the SEC’s public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act
File No. 811-4750

FAM
FUNDS

Managed by
FENIMORE ASSET MANAGEMENT

PROSPECTUS
Institutional Shares
MAY 1, 2025

FAM VALUE FUND (FAMWX)

FAM DIVIDEND FOCUS FUND* (TBD)

FAM SMALL CAP FUND (FAMDX)

* Institutional Shares of FAM Dividend Focus Fund are not currently being offered for sale.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
FAM Value Fund	1
FAM Dividend Focus Fund	5
FAM Small Cap Fund	9
More About Investment Objectives, Principal Investment Strategies, and Risks
More About Investment Objectives	13
More About Principal Investment Strategies	13
More About Other Investment Strategies	13
More About Principal Risks	13
Fund Management
The Investment Advisor	15
Portfolio Managers	15
Shareholder Information
Pricing Fund Shares	17
Householding of Shareholder Mailings	17
Purchasing and Adding to Your Shares	17
Important Information About Procedures for Opening an Account	17
Converting from Institutional Shares to Investor Shares	18
Automatic Investment Plan	18
Managing Your Account Online	19
Wire Instructions	19
IRA and Retirement Accounts	20
Purchases Through Selected Dealers	20
Shareholder Administrative Servicing Arrangements	20
Payments to Third Parties by the Advisor	20
Instructions for Redemption of Shares	21
Definition of Good Order	21
Signature Guarantees	22
Systematic Withdrawal Plan	22
Information on Distributions and Taxes	23
Tax Information	23
Financial Highlights
FAM Value Fund	25
FAM Dividend Focus Fund	26
FAM Small Cap Fund	27
TO OBTAIN ADDITIONAL INFORMATION	28

FAM Value Fund – Institutional Shares	SUMMARY SECTION

Investment Objective

FAM Value Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%
Total Fund Operating Expenses[1]	1.13%
Fee Waiver/Expense Reimbursement[1]	(0.14)%
Net Fund Operating Expenses[1]	0.99%

[1]	The Advisor has contractually agreed, until May 1, 2026 to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 0.99%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$101	$345	$609	$1,362

FAM Value Fund – Institutional Shares	SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks

●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

FAM Value Fund – Institutional Shares	SUMMARY SECTION

Annual Total Return

The performance results shown below for the periods prior to January 3, 2017, the date of commencement of operations of the Institutional Shares for the Fund, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher fees as a result of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart and table show the Investor Shares performance for periods prior to January 3, 2017. The table shows the average annual returns (before and after taxes) for the 1-year, 5-year and 10-year periods ended December 31, 2024 and compared to those of the S&P 500® Index, the Fund’s primary benchmark as well as those of the Russell Midcap® Index, which is an additional benchmark index that the Fund uses for comparative performance purposes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM VALUE FUND Institutional Shares

Best Quarter (2Q’20): 15.82% Worst Quarter (1Q’20): -23.69%

AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2024)	Institutional Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	15.79%	9.32%	9.82%
Return after taxes on distributions	14.19%	8.13%	8.47%
Return after taxes on distributions and sale of fund shares	10.51%	7.24%	7.71%
S&P 500® Index*	25.02%	14.53%	13.10%
Russell MidCap® Index*	15.34%	9.92%	9.63%

*	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

FAM Value Fund – Institutional Shares	SUMMARY SECTION

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Institutional Class and after-tax returns for other classes will vary.

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

John D. Fox, CFA, Andrew P. Wilson, CFA and Marc Roberts, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Fox has co-managed the Fund since 2000, Mr. Wilson has co-managed the Fund since 2017 and Mr. Roberts has co-managed the Fund since 2021.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500,000. You may redeem shares by mail or fax (877.513.0756). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FAM Dividend Focus Fund – Institutional Shares	SUMMARY SECTION

Investment Objective

FAM Dividend Focus Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.31%
Acquired Fund Fee Expenses	0.01%
Total Fund Operating Expenses[1,2]	1.22%
Fee Waiver/Expense Reimbursement[2]	(0.11)%
Net Fund Operating Expenses[2]	1.11%

[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Prospectus, which does not include “Acquired Fund Fees and Expenses.”
[2]	As of the date of this Prospectus, the Institutional Class of the FAM Dividend Focus Fund has not commenced operations. Prior to the Institutional Class commencing operations, the Advisor contractually agreed, until May 1, 2026, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 1.10%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$113	$376	$660	$1,468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the

FAM Dividend Focus Fund – Institutional Shares	SUMMARY SECTION

true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks

●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return

The Institutional Shares of the Fund have not yet commenced operations and therefore do not yet have their own performance history. The performance results shown are for the Investor shares which are not offered in this Prospectus. Investor Shares are subject to higher fees because of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance from year to year. The table shows the Investor Shares average annual returns (before and after taxes) for the 1-year, 5-year and 10-year periods ended December 31, 2024 and compared to those of the S&P 500® Index, the Fund’s primary benchmark index as well as those of the Russell Midcap® Index, which is an additional benchmark index that the Fund uses for comparative performance purposes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM Dividend Focus Fund – Institutional Shares	SUMMARY SECTION

FAM DIVIDEND FOCUS FUND Institutional Shares

Best Quarter (2Q’20): 19.20% Worst Quarter (1Q’20): -23.41%

AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2024)	Investor Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	7.58%	9.65%	11.07%
Return after taxes on distributions	6.77%	9.19%	10.27%
Return after taxes on distributions and sale of fund shares	5.09%	7.60%	8.87%
S&P 500® Index*	25.02%	14.53%	13.10%
Russell MidCap® Index*	15.34%	9.92%	9.63%

*

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

Investment Advisor

Fenimore Asset Management, Inc.

FAM Dividend Focus Fund – Institutional Shares	SUMMARY SECTION

Portfolio Co-Managers

Paul C. Hogan, CFA and William W. Preston, CFA, of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Hogan has co-managed the Fund since the Fund’s inception in 1996 and Mr. Preston has co-managed the Fund since 2020.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500,000. You may redeem shares by mail or fax (877.513.0756). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FAM Small Cap Fund – Institutional Shares	SUMMARY SECTION

Investment Objective

FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1]	1.14%

[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

FAM Small Cap Fund – Institutional Shares	SUMMARY SECTION

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings, and Fenimore’s opinion as to its future potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000® Index as of the latest reconstitution. As of April 28, 2024, the market capitalization range for the Russell 2000® Index was approximately $159.5 million to $6.0 billion.

The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”). The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks

●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

FAM Small Cap Fund – Institutional Shares	SUMMARY SECTION

Annual Total Return

The performance results shown below for the periods prior to January 1, 2016, the date of commencement of operations of the Institutional Shares for the Fund, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher fees as a result of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart and table show the Investor Shares performance for periods prior to January 1, 2016. The table shows the average annual returns (before and after taxes) for the 1-year, 5-year and 10-year periods ended December 31, 2024 and compared to those of S&P 500® Index, the Fund’s primary benchmark as well as those of the Russell 2000® Index, which is an additional benchmark index that the Fund uses for comparative performance purposes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM SMALL CAP FUND Institutional Shares

Best Quarter (4Q’20): 25.49% Worst Quarter (1Q’20) -30.28%

AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2024)	Institutional Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	12.65%	10.84%	9.25%
Return after taxes on distributions	11.52%	9.96%	8.42%
Return after taxes on distributions and sale of fund shares	8.29%	8.56%	7.40%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000® Index	11.54%	7.40%	7.82%

*	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Index as an additional comparative benchmark performance index. The Russell 2000® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Institutional Class and after-tax returns for other classes will vary.

FAM Small Cap Fund – Institutional Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

Andrew F. Boord, and Kevin D. Gioia, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Boord has co-managed the Fund since January 2016 and Mr. Gioia has co-managed the Fund since October 2019.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500,000. You may redeem shares by mail or fax (877.513.0756). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More About Investment Objectives, Principal Investment Strategies and Risks

More About Investment Objectives

FAM Value Fund seeks to maximize long-term return on capital.

FAM Dividend Focus Fund seeks to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities.

FAM Small Cap Fund seeks to maximize long-term return on capital.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund’s shareholders.

More About Principal Investment Strategies

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham and David Dodd, whose book Security Analysis provides the foundation for value investing, Fenimore is categorized as a bottom-up manager. As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation.

FAM Value Fund. Under normal market conditions the FAM Value Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

FAM Dividend Focus Fund. Under normal market conditions the FAM Dividend Focus Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund invests primarily in income-producing stocks that pay dividends. The Fund distributes its income on a quarterly basis.

FAM Small Cap Fund. Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000® Index as of the latest reconstitution. As of April 28, 2024, the market capitalization range for the Russell 2000® Index was approximately $159.5 million to $6.0 billion. The Fund may invest in securities of both domestic and foreign issuers. The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders. Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

More About Other Investment Strategies

For temporary defensive purposes, the Funds may invest all of their assets in investment grade fixed-income securities or cash equivalents. Generally, the Funds intend to invest in investment grade fixed-income securities or cash equivalents when, in Fenimore’s opinion, common stocks are too risky in relationship to their anticipated rewards and investment grade fixed-income securities or cash equivalents are considered a good alternative. During such temporary periods, the Funds might not achieve their stated investment objectives.

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the Funds are permitted to utilize options, futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend portfolio securities, invest in securities which have relatively short operating histories and invest in securities of issuers that do not have quoted markets. However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology. Additional information concerning these investment techniques, including their risks, are set forth in the Funds’ Statement of Additional Information.

More About Principal Risks

The principal risks of investing in the Funds are as follows:

More About Investment Objectives, Principal Investment Strategies and Risks

Stock Market Risk. The value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value, or their prices may go down. While the Funds’ investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a tradeoff for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Market Risk. The value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. Financial markets have become increasingly interconnected on a global basis and, as a result, the occurrence of events related to any of these market risks in various global regions can thus cause volatility to occur in the domestic and global markets and can cause declines in the value of assets held by the Funds in response. Changes in the value of portfolio assets could be short-term or long-term, depending on the applicable circumstances. You should consider an investment in the FAM Funds as a long-term investment.

Foreign Investment Risk. The Funds may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Other Investment Company Investment Risk. The Funds may invest in shares of other investment companies, including ETFs. Investments in other investment companies may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes the shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations. If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND MANAGEMENT

The Investment Advisor

The Investment Advisor to FAM Funds is Fenimore Asset Management, Inc., (“Fenimore” or the “Advisor”), which is a New York corporation majority-owned by its founder, Mr. Thomas O. Putnam, and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam currently serves as Executive Chairman of Fenimore and as the President of the Funds and he previously served for many years as a portfolio manager of the Funds and he oversaw Fenimore’s investment management and research activities. Mr. Putnam is the sole shareholder of Fenimore Securities, Inc., the Funds’ principal underwriter. Ms. Anne Putnam is Fenimore’s Chief Executive Officer and she serves as a Trustee of the Funds.

Portfolio Managers

The co-managers are jointly and primarily responsible for the day-to-day management of each respective Fund’s investment portfolio.

John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Wilson and Mr. Roberts. Mr. Fox is employed by Fenimore as Chief Investment Officer and has been actively involved in investment research activities since he joined the firm in 1996.

Andrew P. Wilson, CFA, serves as co-manager of FAM Value Fund with Mr. Fox and Mr. Roberts. Mr. Wilson is employed by Fenimore as an Investment Research Analyst and joined the firm in 2011. He has been actively involved in portfolio management and investment research activities since 1996.

Marc Roberts, CFA, serves as co-manager of the FAM Value Fund with Mr. Fox and Mr. Wilson. Mr. Roberts is employed by Fenimore as an Investment Research Analyst and he rejoined the firm in March 2020. From January 2016 to January 2020 Mr. Roberts was employed by Port Capital LLC, a registered investment adviser. From June 2007 to December 2015, Mr. Roberts was employed by Fenimore as an Investment Research Analyst and co-portfolio manager. He has been actively involved in investment research activities since 2007 and he has assisted with the FAM Value Fund since March 2020.

Paul C. Hogan, CFA, serves as co-manager of FAM Dividend Focus Fund with Mr. Preston. Mr. Hogan is employed by Fenimore as an Investment Research Analyst and has been actively involved in investment research activities since he joined the firm in 1991.

William W. Preston, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Hogan. Mr. Preston is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2016. He previously worked at Renaissance Capital in Greenwich, Connecticut as a Senior Research Analyst and he has been actively involved in investment research activities since 2011.

Andrew F. Boord, serves as co-manager of the FAM Small Cap Fund with Mr. Gioia. Mr. Boord is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2005. He has been actively involved in investment research activities since 1995.

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds is available in the Funds’ Statement of Additional Information.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 0.90% per annum of the average daily market value of its net assets. Fenimore has entered into contractual expense limitation agreements with FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund pursuant to which it has agreed to limit the total operating expenses (excluding acquired fund fees and expenses and certain other expenses) of each Fund’s Institutional Shares to 0.99%, 1.10% and 1.20% respectively, through May 1, 2026. These

FUND MANAGEMENT

expense limitation agreements may only be amended by the Funds’ Board. A discussion regarding the basis for the Trustees’ approval of each investment advisory contract is available in the Funds’ Annual Report to Shareholders dated December 31, 2024.

The Advisor also provides and/or procures, as applicable, certain types of non-advisory services for each of the Funds, including business management services, shareholder services and fund accounting services, and the Advisor receives fees from the Funds for providing these services. The Advisor has retained Ultimus Fund Solutions, LLC (“Ultimus”) to provide certain of these services to the Funds and the Advisor, not the Funds, is responsible for the fees that are payable to Ultimus for these services.

FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

SHAREHOLDER INFORMATION

Pricing Fund Shares

The share price (also called “Net Asset Value” or “NAV” per share) is calculated each day at the close of regular trading on the New York Stock Exchange, (generally 4:00 p.m. Eastern Time), and on such days as there is sufficient trading in a Fund’s portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund’s portfolio will ordinarily be valued based upon market quotes. If market quotations are not readily available, securities or other assets held by each Fund are determined pursuant to the valuation procedures adopted by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Advisor as the “Valuation Designee”. The Valuation Designee fair value securities pursuant to the Funds’ Valuation Procedures to accurately reflect fair value. To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications to a shareholder with multiple accounts (single, retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the shareholders are members of the same family. You may request that additional copies be sent by notifying the Funds.

Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, P.O. Box 46707, Cincinnati, OH 45246. Checks should be made payable to the appropriate Fund. FAM Funds reserve the right to refuse third party checks and any “bank starter check.” Please be sure to provide your Social Security number, taxpayer identification number and/or a copy of your driver’s license. Foreign checks and cash will not be accepted. Any applications received not following the above guidelines will be returned.

You may also establish an account online at fenimoreasset.com by logging on to the Funds’ website and clicking on “Account Access”. You will be required to provide certain necessary information regarding your identity in order to establish your online account and you will need to create a User ID. Once you have provided the requested information and have accepted the terms and conditions of online access to your account, you will be able to directly make transactions in your account online.

The date on which your purchase is credited is your trade date. For purchases made by check, Federal Funds wire, or online and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the NAV determined on your trade date.

FAM Funds reserve the right to reject purchase applications or to terminate the offering of shares made by this prospectus if, in the opinion of the Board, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled, and you may be liable for losses or fees incurred, or both. FAM Funds have a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM Funds. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Funds and charged a $10 fee to defray bank charges. All applications to purchase Fund shares are subject to acceptance by FAM Funds and are not binding until so accepted. FAM Funds do not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part. Note that you may not make an initial purchase payment via the Automated Clearing House (ACH) unless you are opening an account online.

Important Information About Procedures for Opening an Account

To help fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number and/or other identifying number.

SHAREHOLDER INFORMATION

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.

Who May Purchase Shares

Institutional Class shares are designed for certain institutional investors who are able to meet minimum investment requirements. The minimum investment is $500,000 for the FAM Fund Institutional Class shares. Institutional Class shares are intended for purchase through various third-party intermediaries including broker-dealers, banks, trust companies, savings institutions, insurance companies, and other financial intermediaries. Listed below are the investors or investments that may qualify to purchase the Institutional Class shares:

●	Clients of financial intermediaries that have entered into an agreement with affiliates of the Trust and have been approved to offer Institutional Class shares of the FAM Funds through a network, platform, or self-directed investment brokerage account that may charge a transaction fee to customers.

●	Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, bank, trust company, savings institution or other financial intermediary (referred to as the “Sponsor”), and except for the Funds’ Advisor, in which the investor pays that Sponsor a fee for investment advisory services and the sponsor or a broker-dealer through whom the shares are acquired has an agreement with affiliates of the Trust authorizing the sale of Institutional Class shares of the FAM Funds.

●	Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from a Fund.

●	Employer Sponsored Retirement Plans that invest through a record-keeper or third-party retirement platform.

●	Purchases by insurance companies, banks, trust companies, savings institutions or other financial intermediaries.

●	Unaffiliated U.S. registered mutual funds, including those that operate as “fund of funds.”

●	The Funds may accept, at their sole discretion, investments in Institutional Class shares from purchasers not listed above. The Funds reserve the right to waive the minimum account requirement for Institutional Class shares in certain cases.

Converting from Institutional Shares to Investor Shares

If the current market value of your Institutional Shares account declines to less than $500,000 due to a redemption or exchange, we may convert your Institutional Shares into Investor Shares of the same Fund on the basis of relative NAVs. Although the total dollar value will be the same, a shareholder may receive more or less Investor Shares than the number of Institutional Shares converted.

A conversion from Institutional Shares to Investor Shares of the same Fund pursuant to the preceding paragraph should generally not be a taxable exchange for Federal income tax purposes.

Automatic Investment Plan

FAM Funds offers an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder’s account. The bank at which the shareholder checking account is maintained must be an ACH member. While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder’s Fund account in case of returned items. NOTE: Individual Retirement Account (IRA) contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the Fund.

SHAREHOLDER INFORMATION

Managing Your Account Online

If you choose to manage your account online, you should be aware that the internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with the internet. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Funds nor their transfer agent, distributor or Advisor will be liable for any such delays, malfunctions, unauthorized interception or access to communications or account information.

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM Funds must have receipt of a wire transfer no later than 4:00 p.m. Eastern Time in order for the purchase to be made that same business day. Neither the Funds, Ultimus, nor the Funds’ cash management or custodian banks are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or incomplete wire instructions.

SHAREHOLDER INFORMATION

IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more IRAs, the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA, which may be invested in Fund shares. Monies deposited into an IRA may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, SEP Accounts, SIMPLE IRAs, 403(b)(7) Plans, Coverdell ESAs and Individual 401(k) Plans are available by calling FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans. Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor’s own tax specialists who would assist and oversee all plan compliance requirements. Although FAM Funds endeavor to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP Account, SIMPLE IRA, 403(b)(7) Plan, Coverdell ESA or Individual 401(k) Plan to another custodian or in the event of a mandatory distribution.

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold state and federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Purchases Through Selected Dealers

Certain Selected Dealers may affect transactions of the FAM Funds. FAM Funds may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to FAM Funds or the Advisor. The Advisor makes payments to such companies out of its own resources to compensate these companies for certain shareholder administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM Funds at (800) 932-3271 for further information.

Shareholder Administrative Servicing Arrangements

The Funds have adopted a Shareholder Administrative Services Plan for Institutional Shares (the “Shareholder Services Plan”) under which the Institutional Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries (collectively, “Service Organizations”), for providing, or arranging for the provision of, certain types of shareholder administrative services to Institutional Class shareholders serviced by the Advisor, affiliates of the Advisor or the Service Organization. The types of services which may be compensated for under the terms of the Shareholder Services Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts. Pursuant to the Shareholder Services Plan, the Institutional Shares of the Funds may pay shareholder administrative servicing fees of up to 0.15% of the average daily net assets of the Institutional Shares of each respective Fund.

Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the distributor, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds (“revenue sharing”). This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, mutual fund “supermarket” platforms and other formal sales programs, or as an expense reimbursement in cases where the intermediary provides shareholder services to shareholders of the Funds. Revenue sharing payments are in addition to any distribution or servicing fees payable under Rule 12b-1 or service plan of the Funds or any record keeping or sub-

SHAREHOLDER INFORMATION

transfer agency fees payable by the Funds. You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM Funds any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to the Funds, at FAM Funds, P.O. Box 46707, Cincinnati, OH 45246. For further information on redemption requests call (800) 932-3271.

Definition of Good Order

Good order means that the written redemption request includes the following:

1.	The Fund account number, name, and Social Security or Tax I.D. number.

2.	The amount of the transaction (specified in dollars or shares).

3.	Signatures of all owners exactly as they are registered on the account.

4.	Signature guarantees are required if: the value of shares being redeemed exceeds $50,000; payment is to be sent to an address other than the address of record; payment is to be made payable to a payee other than the shareholder; there has been an address change in the last 30 days. Shareholder bank accounts, when accompanied by a voided check, shall constitute the address of record for this signature guarantee requirement.

5.	Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

Shareholders requesting redemption proceeds to be wired from FAM Funds will incur a $10 wire fee for domestic wires. Shareholders may also elect to have their proceeds sent by ACH directly to their bank account, there is no fee for this.

Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM Funds at the next such calculation after such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days.

SHAREHOLDER INFORMATION

FAM Funds reserve the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the SEC, the Board shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from “eligible guarantor institutions.”

Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; (4) institutions that participate in the Securities Transfer Agent Medallion Program (“STAMP”) or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1.	Redemption of Shares IF:

●	the value of shares being redeemed exceeds $50,000 per fund

●

payment is requested payable to a payee other than the shareholder of record

Exception: You may request that a distribution be made payable to a charity as a Qualified Charitable Distribution if the redemption is $10,000 or less per account, per transaction. The check must be mailed to the shareholder’s address of record.

●	payment is to be sent to an address other than the address of record

●	an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

●	payment is to be sent to a bank account other than the account of record

2.	Transferring of Ownership and/or Account Name Changes (call (800) 932-3271 before getting the signature guarantee).

The requirement for a signature guarantee based on the above circumstances may be waived on a case by case basis.

Systematic Withdrawal Plan

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM Funds 30 days prior to the first scheduled redemption.

SHAREHOLDER INFORMATION

Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

Dividend and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your account application form. Investors who want dividends and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM Funds. The request must be in written form acceptable to FAM Funds. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Funds. Capital gains, if any, will be distributed in December.

The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Tax Information

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

You will be notified by February 15th each year, through our “Supplementary Tax Information” flyer, about the federal tax status of distributions made the previous year.

The Funds are required to withhold Federal income tax at the Federal back withholding rate on taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules.

To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

This tax discussion is meant only as a general summary. Because everyone’s tax situation is unique, you should consult your tax professional about particular consequences to you of investing in the Funds.

FAM Funds reports cost basis for all covered shares to both you and the IRS. When filing your tax return you will be required to use the cost basis reported on your Form 1099-B for your covered shares. FAM Funds has chosen the Average Cost method as its default cost account method. The cost basis method you elect may not be changed with

Shareholder Information

respect to a redemption of shares after the settlement date of the redemption. You should consult with your tax advisor to determine the best cost basis method for your tax situation. If you hold your shares through a financial intermediary, you should contact the financial intermediary with respect to reporting of cost basis and available elections for your account.

Frequent Trading Policy

The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Disclosure of Fund Portfolio Holdings

On a quarterly basis, the Funds disclose on their website, fenimoreasset.com, each Fund’s entire portfolio holdings and certain additional information regarding their portfolios (e.g., Top Ten holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available. A complete list of each Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-PORT. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information (SAI).

Financial Highlights

The financial highlights provide information about each Fund’s financial history and are expressed in one share outstanding throughout each fiscal year. Each table is part of the Fund’s financial statements which are included in its annual report. The total returns in the table represent the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and capital gains. The financial information presented below reflects the results of Investor Shares of the FAM Dividend Focus Fund because Institutional Shares of that Fund were not offered during the years shown. The financial highlights for the periods ended December 31, 2020 to December 31, 2022, were audited by the Funds’ former independent registered public accounting firm. The financial highlights for the periods ended December 31, 2023 and December 31, 2024 have been audited by Cohen & Company, Ltd. (“Cohen & Co”) the Funds’ current independent registered public accounting firm. Cohen & Co’s report on the Funds’ financial statements is included in the Funds’ annual report which is available upon request.

FAM Value Fund
(Institutional Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2024	2023	2022	2021	2020
Net asset value, beginning of year	$91.86	$83.04	$100.20	$83.71	$81.12
Income (loss) from investment operations:
Net investment income(a)	0.08	0.30	0.30	0.20	0.09
Net realized and unrealized gains (losses) on investments	14.48	13.25	(14.27)	21.44	5.57
Total from investment operations	14.56	13.55	(13.97)	21.64	5.66
Less distributions from:
Net investment income	—	(0.30)	(0.31)	(0.16)	—
Net realized gains	(6.23)	(4.43)	(2.88)	(4.95)	(3.07)
Return of Capital	—	—	—	(0.04)	—
Total distributions	(6.23)	(4.73)	(3.19)	(5.15)	(3.07)
Change in net asset value for the year	$8.33	$8.82	$(17.16)	$16.49	$2.59
Net asset value, end of year	$100.19	$91.86	$83.04	$100.20	$83.71
Total return(b)	15.79%	16.32%	(13.96%)	25.86%	7.03%
Ratios/supplementary data
Net assets, end of year (000)	$47,596	$40,190	$36,287	$52,941	$42,444
Ratios to average net assets of:
Expenses, total	1.13%	1.14%	1.14%	1.11%	1.11%
Expenses, net (includes fees reduced by Advisor)	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	0.08%	0.34%	0.34%	0.21%	0.12%
Portfolio turnover rate	3%	10%	9%	6%	14%

(a)	Based on average shares outstanding.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Advisor had not reduced advisory fees.

Financial Highlights

FAM Dividend Focus Fund
(Investor Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2024	2023	2022	2021	2020
Net asset value, beginning of year	$53.29	$44.83	$52.48	$42.35	$38.26
Income (loss) from investment operations:
Net investment income(a)	0.08	0.20	0.08	0.01	0.11
Net realized and unrealized gains (losses) on investments	3.99	8.62	(7.12)	10.82	4.90
Total from investment operations	4.07	8.82	(7.04)	10.83	5.01
Less distributions from:
Net investment income	(0.08)	(0.20)	(0.09)	—	(0.11)
Net realized gains	(1.78)	(0.16)	(0.52)	(0.70)	(0.80)
Return of Capital	—	—	—	—	(0.01)
Total distributions	(1.86)	(0.36)	(0.61)	(0.70)	(0.92)
Change in net asset value for the year	$2.21	$8.46	$(7.65)	$10.13	$4.09
Net asset value, end of year	$55.50	$53.29	$44.83	$52.48	$42.35
Total return(b)	7.58%	19.70%	(13.42%)	25.57%	13.20%
Ratios/supplementary data
Net assets, end of year (000)	$749,799	$674,342	$559,126	$664,225	$509,666
Ratios to average net assets of:
Expenses, total	1.21%	1.21%	1.22%	1.22%	1.24%
Net investment income	0.13%	0.41%	0.17%	0.02%	0.31%
Portfolio turnover rate	7%	10%	4%	4%	25%

(a)	Based on average shares outstanding.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

Financial Highlights

FAM Small Cap Fund
(Institutional Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2024	2023	2022	2021	2020
Net asset value, beginning of year	$24.86	$21.99	$25.17	$20.97	$19.02
Income (loss) from investment operations:
Net investment loss(a)	(0.03)	(0.02)	(0.09)	(0.11)	(0.08)
Net realized and unrealized gains (losses) on investments	3.18	4.47	(3.01)	5.94	2.03
Total from investment operations	3.15	4.45	(3.10)	5.83	1.95
Less distributions from:
Net realized gains	(1.18)	(1.58)	(0.08)	(1.63)	—
Change in net asset value for the year	$1.97	$2.87	$(3.18)	$4.20	$1.95
Net asset value, end of year	$26.83	$24.86	$21.99	$25.17	$20.97
Total return(b)	12.65%	20.20%	(12.32%)	27.82%	10.25%
Ratios/supplementary data
Net assets, end of year (000)	$163,785	$142,267	$100,778	$104,413	$77,023
Ratios to average net assets of:
Expenses, total	1.14%	1.14%	1.15%	1.15%	1.18%
Net investment loss	(0.11%)	(0.08%)	(0.42%)	(0.43%)	(0.44%)
Portfolio turnover rate	11%	16%	15%	23%	16%

(a)	Based on average shares outstanding.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

To Obtain Additional Information

If you would like additional information about the Funds, would like to obtain additional copies of the Funds’ Annual or Semi-Annual Reports, the Funds’ Form N-CSR or Statement of Additional Information (“SAI”), which are available without charge, or would like to make inquiries about any of the Funds, free reports on the Funds are available upon request and inquiries may be directed to:

FAM Funds
P.O. Box 46707
Cincinnati, Ohio 45246
(800) 932-3271
fenimoreasset.com

Shareholder Reports

Additional information about each Fund’s investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders and in the Funds’ Form N-CSR. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. In the Form N-CSR, you will find each Fund’s annual and semi-annual financial statements and portfolio holdings.

Statement of Additional Information

The SAI for Institutional Shares contains more comprehensive information on the Funds and the Institutional Shares of the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

Information about the Funds, including the SAI, may also be obtained from the SEC for the cost of a duplicating fee. These documents are also available to view at the SEC’s public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act
File No. 811-4750

STATEMENT OF ADDITIONAL INFORMATION

for

FAM VALUE FUND

FAMVX

FAM DIVIDEND FOCUS FUND

FAMEX

FAM SMALL CAP FUND

FAMFX

Investor Shares

Dated: May 1, 2025

384 North Grand Street, P.O. Box 399

Cobleskill, NY 12043

Telephone Number (800) 932-3271

www.fenimoreasset.com

FENIMORE ASSET MANAGEMENT TRUST

The FAM Funds currently offer three mutual funds, FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (the “Funds”). Each of the Funds is a separate investment series of Fenimore Asset Management Trust (the “Trust”), which is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company, and each of the Funds is a diversified open-end management investment company.

This Statement of Additional Information (“SAI”) is not a Prospectus but rather should be read in conjunction with the Prospectus for the Investor Shares of the Funds dated the same date. A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above.

This SAI incorporates by reference the Funds’ financial statements for the fiscal year ended December 31, 2024 that are included in the Funds’ most recent report on Form N-CSR. Copies of the most recent annual and semi-annual reports to shareholders and the Funds’ Annual Financial Statements are included in the Funds’ Form N-CSR that is filed with the SEC and may be obtained without charge from the Funds by calling or writing the address and telephone number noted above and they may also be obtained online at the Funds’ website fenimoreasset.com.

Investment Objective and Policies	1
Additional Investment Techniques and Related Risks	2
Additional Risks Associated with Certain Issuers	3
Cyber Security Related Risks	3
Market Risk	4
Investment Restrictions	4
History and Background of Investment Advisor	4
Investment Advisory Services	5
Business Management Services	6
Shareholder Administrative Services	7
Shareholder Services Agent	7
Fund Accounting Agent	8
Expense Limitation Agreements	8
Portfolio Managers	9
Board of Trustees and Officers	10
Proxy Voting	16
Control Persons and Principal Security Holders	17
Principal Underwriter	18
Other Service Providers	18
Securities Lending Activities	18
Information about the Trust	18
Brokerage Allocations	19
Net Asset Value Calculation	20
Performance Information	20
Financial Statements	22
Certain Federal Income Tax Considerations	22
Tax Status of the Funds	22
Fund Investments	23
Distributions	23
Redemptions	24
Foreign Shareholders	24
Disclosure of Fund Portfolio Holdings	24

Investment Advisor

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY 12043

i

Investment Objective and Policies

FAM Value Fund has an investment objective to maximize long-term return on capital. FAM Dividend Focus Fund has an investment objective of providing current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities that pay dividends. FAM Small Cap Fund has an investment objective to maximize long-term return on capital.

Normally, the Funds’ investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., (“Fenimore” or “Advisor”), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase. Generally, under normal market conditions, the Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

The Funds may also invest in shares of other investment companies, including Exchange Traded Funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in other investment companies may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes the shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations. If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

It is the opinion of Fenimore that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, Fenimore seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value - an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, Fenimore is aware that it is unrealistic to assume that each selection will have all or several of the above characteristics.

Fenimore believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, Fenimore spends time in an attempt to assess management’s ability prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company, and/or conversations with security analysts who actively follow the company for investment brokerage firms. While Fenimore feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by Fenimore are purely subjective in nature. Therefore, there can be no assurance that Fenimore will be successful in achieving its investment objectives for the Funds.

It is Fenimore’s belief that the objectives of the Funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if Fenimore, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock’s current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, Fenimore may also choose to invest some or all of the Funds’ assets in fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when Fenimore is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

1

Fenimore recognizes that while the Funds remain small in size, Fenimore may have greater flexibility in achieving its objectives. However, as the Funds grow in size, it may become more difficult for Fenimore to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, Fenimore reserves unto itself the right to limit the asset size of the Funds by discontinuing sales of their shares at any time. The Board of Trustees (the “Board”) of the Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that Fenimore believes income is an important factor in achieving its objectives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See “Certain Federal Income Tax Considerations”). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.

Additional Investment Techniques and Related Risks

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this SAI, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of each Fund’s principal investment strategies.

Derivatives

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction and to the extent the Funds’ view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. Certain derivatives instruments could also be illiquid and subject to the limitation on illiquid investments. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. “Illiquid investments” include any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a Liquidity Risk Management Program to identify illiquid investments.

The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission (“CFTC”).

In addition, the SEC adopted regulations governing the use of derivatives by registered investment companies, such as the Funds, (“Rule 18f-4”). Pursuant to Rule 18f-4, the Funds have adopted a “Derivatives Risk Management Policy and Procedures” to address the requirements of a limited derivatives user under Rule 18f-4. Currently, the Funds in the Trust do not invest in derivatives instruments.

Borrowing

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes.

To the extent the Funds choose to borrow, the volatility of the Funds’ net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

2

Short-Sale Transactions

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Funds would be permitted only to engage in short-sale transactions “against the box,” in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Loans of Portfolio Securities

The Funds are permitted to engage in securities lending to the extent permitted by the SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

Additional Risks Associated with Certain Issuers

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

Cyber Security Related Risks

With the increasing use of the Internet and technology in connection with the Funds’ operations, the Funds are susceptible to greater operational and information security risks through breaches in cyber security. Cyber security breaches include, without limitation, infection by computer viruses and gaining unauthorized access to the Funds’ systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted. Cyber security breaches may also occur in a manner that does not require gaining unauthorized access, such as denial-of-service attacks or situations where authorized individuals intentionally or unintentionally release confidential information stored on the Funds’ systems. A cyber security breach may cause disruptions and impact the Funds’ business operations, which could potentially result in financial losses, inability to determine a Fund’s net asset value per share (“NAV”), violation of applicable law, regulatory penalties and/or fines, compliance and other costs. The Funds and their shareholders could be negatively impacted as a result. In addition, because the Funds work closely with third-party service providers (e.g., the custodian), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches. Further, indirect cyber security breaches at an issuer of securities in which a Fund invests may similarly negatively impact Fund shareholders. While the Funds have established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful.

3

Market Risk

Market risk reflects the fact that the value of your investment will go up and down, which means that you could lose money on your investment. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. Financial markets have become increasingly interconnected on a global basis and, as a result, the occurrence of events related to any of these market risks in various global regions can thus cause volatility to occur in the domestic and global markets and can cause declines in the value of assets held by the Funds in response. Changes in the value of portfolio assets could be short-term or long-term, depending on the applicable circumstances.

Investment Restrictions

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the 1940 Act. Accordingly, no FAM Fund will:

(A)	Invest in the purchase and sale of real estate.

(B)	Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)	Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)	Maintain margin accounts, will not purchase its investments on credit or margin, and will not leverage its investments, except for normal transaction obligations during settlement periods.

(E)	Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(F)	Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets. For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(G)	Issue senior securities, except to the extent permitted by the 1940 Act, by SEC exemptive order, or by the SEC.

(H)	Invest more than 25% of its assets valued at the time of purchase in any one industry or similar groups of industries, except U.S. government securities.

(I)	Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

History and Background of Investment Advisor

The investment advisor to the Funds is Fenimore Asset Management, Inc. (“Fenimore” or the “Advisor”). Fenimore is a New York corporation registered under the Investment Advisers Act of 1940, as amended with the SEC. Fenimore is majority owned by Mr. Thomas O. Putnam, its founder and Executive Chairman and the President of the Funds. Fenimore was incorporated on November 20, 1974 and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.

4

John Fox, CFA, serves as co-manager of the FAM Value Fund with Mr. Wilson and Mr. Roberts. Mr. Fox is employed by Fenimore as Chief Investment Officer. He has been actively involved in investment and portfolio management and research activities since 1996.

Paul C. Hogan, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Preston. Mr. Hogan is employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment research activities since 1991.

Andrew F. Boord, serves as co-manager of the FAM Small Cap Fund with Mr. Gioia. Mr. Boord is employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment and portfolio management and research activities since 1995.

Andrew P. Wilson, CFA, serves as co-manager of the FAM Value Fund with Mr. Fox and Mr. Roberts. Mr. Wilson is employed by Fenimore as an Investment Research Analyst and joined the firm in 2011. He has been actively involved in portfolio management and investment research activities since 1996.

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

William W. Preston, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Hogan. Mr. Preston is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2016 and he has been actively involved in investment research activities since 2011.

Marc Roberts, CFA, serves as co-manager of the FAM Value Fund with Mr. Fox and Mr. Wilson. Mr. Roberts is employed by Fenimore as an Investment Research Analyst and joined the firm in March 2020. He has been actively involved in investment research activities since 2007.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of Fenimore to purchase controlling interests in any such company, it is Fenimore’s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long-term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; and (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction.

Investment Advisory Services

Fenimore, as investment advisor to the Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly at the rate of 0.90% per annum of each Funds’ average daily net assets. This contract is subject to approval annually by the Funds’ Board and is terminable upon 30 days written notice, one party to the other.

5

FAM Value Fund

The total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years (before and after waivers and recoupments) is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2024	FISCAL YEAR ENDED DECEMBER 31, 2023	FISCAL YEAR ENDED DECEMBER 31, 2022
$15,479,821 (before waiver and recoupment)	$13,404,551 (before waiver and recoupment)	$13,342,052 (before waiver and recoupment)
$15,541,786 (after waiver of $63,035 and recoupment of prior years’ fee reductions of $125,000)	$13,435,438 (after waiver of $55,278 and recoupment of prior years’ fee reductions of $86,185)	$13,282,426 (after waiver of $64,452 and recoupment of prior years’ fee reductions of $4,826)

FAM Dividend Focus Fund

The total investment advisory fees paid by FAM Dividend Focus Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2024	FISCAL YEAR ENDED DECEMBER 31, 2023	FISCAL YEAR ENDED DECEMBER 31, 2022
$6,802,792	$5,346,365	$5,095,413

FAM Small Cap Fund

The total investment advisory fees paid by FAM Small Cap Fund to Fenimore during the last three fiscal years is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2024	FISCAL YEAR ENDED DECEMBER 31, 2023	FISCAL YEAR ENDED DECEMBER 31, 2022
$3,529,215	$2,874,971	$2,652,091

Each Fund is responsible for the costs of its own operation which include the fees of independent accountants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses. Expenses of “Interested Trustees” shall always remain the responsibility of the Advisor. All employees of the Advisor who perform duties for the Funds shall remain employees of the Advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

Business Management Services

Fenimore also provides certain business management services to the Funds, including the monitoring of the Funds’ relationships with “non-affiliated” third-party service providers and assisting with necessary and appropriate services to the Board of the Trust. For these services, Fenimore is entitled to receive a fee from each Fund at a rate of 0.03% of the Fund’s average daily net assets.

6

For the fiscal years ended December 31, 2024, 2023 and 2022, the Funds paid Fenimore the following business management fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2024	$519,017	$228,856	$120,009
2023	$446,506	$178,370	$95,734
2022	$444,672	$169,544	$88,417

Fenimore has retained Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Dr., Suite 400, Cincinnati, OH 45246, to provide certain fund sub-administration services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

Shareholder Administrative Services

The Funds adopted a Shareholder Administrative Services Plan for Investor Shares (the “Shareholder Services Plan”) under which the Investor Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries (collectively, “Service Organizations”), for providing, or arranging for the provision of, certain types of shareholder administrative services to Investor Class shareholders serviced by the Advisor, affiliates of the Advisor or the Service Organization. Such services may include, but are not limited to: (i) assisting the Funds in providing or arranging for the provision of shareholder servicing or sub-transfer agency services to Investor Class shareholders of each of the Funds and assisting in establishing and maintaining shareholder accounts and records for Investor Class shareholders; (ii) aggregating and processing purchase and redemption orders for Investor Class shareholders; (iii) providing Investor Class shareholders with statements showing their positions in the Funds; (iv) processing dividend payments for Investor Class shareholders; (v) providing or arranging for the provision of sub-accounting services in connection with Investor Class Shares of the Funds; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to Investor Class shareholders of the Funds; (vii) receiving, tabulating and transmitting proxies executed by beneficial owners of Investor Class Shares of the Funds; (viii) answering inquiries from Investor Class shareholders of a general nature regarding the Funds; (ix) assisting Investor Class shareholders in changing account options, account designations, and account addresses; (x) crediting distributions from the Funds to Investor Class shareholder accounts; and (xi) providing such other non-distribution related shareholder administrative services as may be reasonably requested and which are deemed necessary and beneficial to Investor Class shareholders of the Funds. Pursuant to the Shareholder Services Plan, the Investor Shares of the Funds may pay shareholder administrative servicing fees of up to 0.25% of the average daily net assets of the Investor Shares of each respective Fund.

For the fiscal years ended December 31, 2024, 2023 and 2022, the Investor Shares of the Funds paid the following shareholder administrative servicing fees pursuant to the Shareholder Services Plan:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2024	$750,694	$648,484	$198,801
2023	$656,199	$578,190	$177,984
2022	$672,677	$595,108	$187,853

Shareholder Services Agent

The Advisor serves as the shareholder services agent for the Investor Shares of the Funds pursuant to the terms of the Shareholder Account Services Agreement for Investor Shares pursuant to which the Advisor is responsible for providing and/or procuring certain shareholder account services for the Investor Shares of the Funds. In accordance with the Shareholder Account Services Agreement, during the fiscal year ended December 31, 2022 and for

7

the nine-month period ended September 30, 2023, the Advisor utilized the services of its then-affiliate FAM Shareholder Services, Inc. (“FSS”) to provide certain of the shareholder account services to the Funds. Effective as of September 30, 2023, FSS ceased operations and those employees of FSS who previously provided shareholder account services while employees of FSS became employees of the Advisor and have continued to provide the same shareholder services for the Investor Shares of the Funds that had been previously provided by FSS. Pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor with respect to the Investor Shares, the Advisor receives a fee at the annual rate of 0.11% of the average daily net assets allocable to the Investor Shares of each Fund. For the fiscal years ended December 31, 2024, 2023 and 2022, the Investor Shares of the Funds paid the Advisor the following shareholder account services fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2024	$1,428,005	$480,882	$158,324
2023	$1,253,408	$333,580	$132,490
2022	$1,264,027	$325,380	$124,952

Fenimore has retained Ultimus to serve as the co-transfer agent for the Funds and to provide certain shareholder services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

Fund Accounting Agent

The Advisor serves as the fund accounting agent for each class of shares of the Funds. In its capacity as fund accounting agent, the Advisor is entitled to receive a fee, on an annual basis, of 0.07% of the average daily net assets of each Fund’s Investor Shares. For the fiscal years ended December 31, 2024, 2023 and 2022, the Investor Shares of the Funds paid the Advisor the following fund accounting agent fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2024	$1,175,612	$530,159	$166,515
2023	$1.016,498	$416,195	$138,573
2022	$1,007,458	$395,603	$133,219

Fenimore has retained Ultimus to provide certain sub-accounting services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

Expense Limitation Agreements

Pursuant to an Expense Limitation Agreement entered into between Fenimore and the Trust, on behalf of each Fund, Fenimore has contractually agreed, until May 1, 2026, to waive fees and/or reimburse each of the Funds certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses of the Investor Shares of the Funds, as follows: 1.18% for FAM Value Fund, 1.26% for FAM Dividend Focus Fund and 1.42% for FAM Small Cap Fund. Each Fund agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Investor Shares of the Fund to exceed the applicable limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Board.

For the year ended December 31, 2024, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $63,035 in fees for FAM Value Fund and the Advisor recouped $125,000 of previously waived fees from FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisor fee reductions during the year ended December 31, 2024.

8

For the year ended December 31, 2023, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $55,278 in fees for FAM Value Fund and the Advisor recouped $86,165 of previously waived fees from FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisor fee reductions during the year ended December 31, 2023.

For the year ended December 31, 2022, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $64,452 in fees for FAM Value Fund and the Advisor recouped $4,826 of previously waived fees from FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisory fee reductions during the year ended December 31, 2022.

As of December 31, 2024, the cumulative amounts of previously waived fees that the Advisor may recoup from the Funds is shown below, along with the expiration date of such recoupment:

	May 31
Fund	2026	2027	Total
FAM Value Fund	$54,196	$63,035	$117,231

Portfolio Managers

John D. Fox, Andrew P. Wilson and Marc Roberts are co-managers of the FAM Value Fund. Paul C. Hogan and William W. Preston are co-managers of the FAM Dividend Focus Fund. Andrew F. Boord and Kevin D. Gioia are co-managers of the FAM Small Cap Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2024:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed†	Other Pooled Investment Vehicle Accounts	Assets Managed†	Other Accounts	Assets Managed†	Total Assets Managed†*
Paul C. Hogan	None	$0	0	$0	336	$665	$665
John D. Fox	None	$0	0	$0	599	$1,232	$1,232
Andrew F. Boord	None	$0	1	$52	49	$155	$207
Andrew P. Wilson	None	$0	0	$0	599	$1,232	$1,232
Kevin D. Gioia	None	$0	1	$52	49	$155	$207
William W. Preston	None	$0	0	$0	336	$665	$665
Marc Roberts	None	$0	0	$0	613	$1,339	$1,339

†	Millions

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Advisor may manage accounts for multiple clients. While the managers do not manage other registered investment companies, they do manage separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Advisor make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

9

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. The Advisor seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Advisor may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager’s compensation may be affected by revenues earned by the Advisor, the incentives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. The Advisor may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Advisor monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Advisor’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Advisor as a firm. Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period. The portfolio managers’ compensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2024, is as follows:

Dollar Range of Equity Securities Beneficially Owned
Portfolio Manager	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
John D. Fox	Over $1,000,000	Over $1,000,000	Over $1,000,000
Paul C. Hogan	Over $1,000,000	Over $1,000,000	Over $1,000,000
Andrew F. Boord	$500,001 - $1,000,000	$500,001 - $1,000,000	Over $1,000,000
Andrew P. Wilson	Over $1,000,000	Over $1,000,000	Over $1,000,000
Kevin D. Gioia	$500,001 - $1,000,000	$500,001 - $1,000,000	$500,001 - $1,000,000
William W. Preston	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000
Marc Roberts	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000

Board of Trustees and Officers

Overall responsibility for management of the Funds rests with the Board, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time.

10

Board Leadership Structure

Mr. Paul Keller, who is an Independent Trustee, serves as the Chair of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the Board, management and legal counsel to the Funds. The Chair may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board. The Board has designated a number of standing committees, as further discussed below, each of which has a Chair. The Board may also designate working groups or committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

Trustee Qualifications

There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills. In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Yolanda P. Caldwell – As an experienced business professional who has previously worked in the financial services industry for a large, global insurance and asset management company and who currently serves as a Director for The State University of New York, and who has previously served as the Chief Diversity Officer for the College of Saint Rose in Albany, New York, Ms. Caldwell has experience managing diverse business operations and communications projects. Ms. Caldwell also previously served as the Director of the Women’s Leadership Institute and the BOLD Women’s Leadership Network at the College of Saint Rose, each of which provide support to, and foster the development of, women leaders. Ms. Caldwell also has useful long-term experience as the owner and principal strategist for her own strategic consulting firm.

Kevin J. McCoy – As a certified public accountant with over 40 years of experience in the industry, Mr. McCoy has extensive experience and background in the auditing of operating companies and in business and financial matters. Mr. McCoy has also been designated as one of the financial experts on the Trust’s Audit Committee, of which he is the Chair. In addition, he also has had long-standing service as a member of the Board.

Paul A. Keller – As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 40 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an auditor and business advisor to mutual funds and related service companies, including other financial services companies. Mr. Keller has also been designated as one of the financial experts on the Trust’s Audit Committee. He also has experience as a director of other SEC-registered mutual funds. In addition, he also has had long-standing service as a member of the Board.

Denise V. Gonick – As the former President and Chief Executive Officer of a health insurance organization and as the current owner of her own strategic advisory firm, Ms. Gonick has extensive experience and background in business management, operations and corporate governance. As a trained lawyer and former Chief Legal Officer for the company that she formerly headed, Ms. Gonick also has legal and compliance training and experience. Over her career, Ms. Gonick has been directly involved in corporate leadership, transactions, strategic planning, executive management, financial management, compliance and government relations. Ms. Gonick serves as Chair of the Trust’s Nominating and Corporate Governance Committee.

Justine Phoenix – As a former financial services industry executive who has served in leadership roles in the brokerage and asset management industries and who has also served in senior positions with key industry trade associations,

11

Ms. Phoenix has extensive experience with mutual fund management and operations. Ms. Phoenix most recently served as Vice President of Product and Distribution for Nicsa, a financial services trade association where she was directly involved with industry efforts to accelerate diversity, equity and inclusion in the global asset management industry through her prior position as Head of Nicsa’s Diversity Project North America.

Anne Putnam – As the result of her long-time involvement with Fenimore, where she has worked since 2006 and has held key roles supporting the Funds’ sales and marketing efforts, and also through her current position as Chief Executive Officer of the firm, Ms. Putnam has extensive experience and background in the management and operation of the Funds, thus enabling her to provide management input and sales and marketing guidance to the Board.

Kenneth R. Stoll – As the former President, Chief Financial Officer and Chief Operating Officer of an investment management firm and mutual fund sponsor, Mr. Stoll has extensive experience and background in the management and operations of SEC-registered mutual funds. Mr. Stoll has also been designated as one of the financial experts on the Trust’s Audit Committee. Mr. Stoll was also a certified public accountant and was previously a partner with the public accounting firm of PricewaterhouseCoopers LLP focusing primarily on the auditing of mutual funds. He has a useful knowledge and understanding of the mutual fund industry based on more than 30 years in this field.

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

Name, Address, and Year of Birth	Position(s) Held With Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES±
Yolanda P. Caldwell 384 North Grand St. Cobleskill, NY 12043 1969	Trustee since May 2022	Owner of Titus Enterprises, LLC (strategic consulting firm) (August 2002 to present); Director at The State University of New York (institution of higher learning) (February 2024 to present); Grant Administrator, New York State Education Department (state education organization) (August 2018 to February 2024); Chief Diversity Officer, the College of Saint Rose (institution of higher learning) (November 2020 to December 2023); Director of the Women’s Leadership Institute at the College of Saint Rose (October 2018 to December 2023)	3	None
Denise V. Gonick 384 North Grand St. Cobleskill, NY 12043 1966	Trustee since 2019	Strategic Adviser with Cross Sound Concepts (self-founded strategic consulting firm); (since 2020); President and Chief Executive Officer of MVP Health Care (2012 to 2019) (a health insurance company)	3	Chemung Financial Corporation
Paul A. Keller, CPA 384 North Grand St. Cobleskill, NY 12043 1954	Trustee since 2010; Chairman since 2019	Business Consultant; Retired Assurance Partner, PricewaterhouseCoopers, LLP Investment Management Services Group	3	Pacific Select Funds (61 portfolios) and the Pacific Funds Series Trust (through May 2023) (29 portfolios)

12

Kevin J. McCoy, CPA 384 North Grand St. Cobleskill, NY 12043 1952	Trustee since 2007	Principal, Mengel Metzger Barr & Co. LLP, certified public accounting firm (January 2023 to present); Principal, Marvin and Company, P.C., certified public accounting firm (prior to January 2023)	3	None
Justine Phoenix 384 North Grand St. Cobleskill, NY 12043 1960	Trustee since December 2023	Retired. Vice President of Product and Distribution for Nicsa (a financial services industry trade association) (October 2017 to December 2024)	3	None
Kenneth R. Stoll 384 North Grand St. Cobleskill, NY 12043 1961	Trustee since 2019	Retired, President and Chief Financial Officer (2015 to 2018) and Vice President and Chief Operating Officer (2004 to 2014), Weitz Investment Management, Inc. (an investment management firm and mutual fund sponsor)	3	None
INTERESTED TRUSTEE
Anne Putnam§ 384 North Grand St Cobleskill, NY 12043 1978	Trustee since December 2023	Chief Executive Officer, Fenimore Asset Management, Inc., an investment advisory firm (October 2023 to present); Senior Vice President, Fenimore Asset Management, Inc. (September 2017 to September 2023)	3	None
OFFICERS
Michael F. Balboa 384 North Grand St. Cobleskill, NY 12043 1983	Secretary and Treasurer since May 2016	February 2016 to Present Chief Financial Officer, Fenimore Asset Management, Inc. Prior to February 2016 Senior Manager - Ernst & Young, LLP	N/A	N/A
Angela A. Simmons 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 1975	Assistant Treasurer since August 2024	Vice President, Financial Administration of Ultimus Fund Solutions, LLC	N/A	N/A
Maggie Bull 2 Easton Oval, Suite 300 Columbus, OH 43219 1965	Assistant Secretary since November 2017	Vice President, Senior Managing Counsel, since August 2022, Vice President, Senior Legal Counsel (February 2020 to August 2022); Senior Attorney (June 2017 to January 2020), Ultimus Fund Solutions, LLC.	N/A	N/A
Gweneth K. Gosselink 225 Pictoria Drive Suite 450 Cincinnati, OH 43246 1955	Chief Compliance Officer since February 2020	Senior Compliance Officer, Ultimus Fund Solutions, LLC (since December 2019); CCO Consultant, GKG Consulting, LLC (since December 2019); Chief Operating Officer & CCO, Miles Capital, Inc. (June 2013 to December 2019).	N/A	N/A

†	Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.

*	“Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund.

±	The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act.

§	Ms. Putnam, by virtue of her employment with Fenimore, is considered an “interested person” of the Trust.

13

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee, and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Independent Trustees, is composed of Messrs. Keller, McCoy and Stoll and Messes. Caldwell, Gonick and Phoenix. The Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board the selection; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent registered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the fiscal year ended December 31, 2024, the Audit Committee met twice.

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messes. Caldwell, Gonick and Phoenix and Messrs., Keller, McCoy and Stoll. The Nominating and Corporate Governance Committee: (i) recommends nominees to the full Board for election to the Board; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s investment manager and other principal service providers; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recommends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders. For the fiscal year ended December 31, 2024, the Committee met once.

Valuation Committee

The Valuation Committee is composed of the Independent Trustees, Messrs. Keller, McCoy and Stoll and Messes. Caldwell, Gonick and Phoenix. The function of the Valuation Committee is to review reports from the Advisor, as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act, pursuant to the procedures used by the Adviser to value securities held by any of the Funds for which current and reliable market quotations are not “readily available” (as defined by Rule 2a-5 under the 1940 Act). The actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets on an as-needed basis to consider valuation matters submitted for their review. For the fiscal year ended December 31, 2024, the Committee did not convene any meetings.

The Board has designated the Advisor as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act and has delegated fair value determinations to the Advisor, subject to the supervision of the Board. The Advisor, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Fund’s investments, establishing and applying fair value methodologies, testing the appropriateness of fair value methodologies and overseeing and evaluating third-party pricing services.

14

For the fiscal year ended December 31, 2024, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:

Name of Trustee	Fund Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES
Yolanda P. Caldwell	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	$50,001-$100,000
Denise V. Gonick	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	Over $100,000
Paul A. Keller	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Kevin J. McCoy	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Justine Phoenix	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	$50,001-$100,000
Kenneth R. Stoll	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
INTERESTED TRUSTEE
Anne Putnam	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000

Except for Thomas O. Putnam, the President of the Funds, the Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding. Mr. Putnam owns beneficially 2.81% of FAM Value Fund (all of which consist of Investor Shares), 6.90% of FAM Dividend Focus Fund (all of which consists of Investor Shares) and 7.79% of FAM Small Cap Fund (primarily consisting of Institutional Shares).

Trustees of the Funds not employed by Fenimore receive from the Funds an annual fee of $32,000 paid in quarterly installments and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The Independent Chair is entitled to receive up to an additional $10,000 annual retainer. The Chairs of the Audit Committee and Nominating and Corporate Governance Committee are each entitled to receive a $2,000 annual retainer. Trustees who are employees of Fenimore do not receive compensation from the Funds.

15

For the fiscal year ended December 31, 2024, the Trustees received the following compensation from the Funds:

Name of Trustee	Aggregate Compensation from the Funds Accrued as Part of Fund Expenses	Pension or Retirement Benefits	Est. Annual Benefits upon Retirement	Total Compensation from Registrant and Fund Complex Paid to Trustees
Anne Putnam*	$0	$0	$0	$0
Yolanda P. Caldwell	$32,000	$0	$0	$32,000
Denise V. Gonick	$34,000	$0	$0	$34,000
Paul A. Keller	$42,000	$0	$0	$42,000
Kevin J. McCoy	$34,000	$0	$0	$34,000
Justine Phoenix	$32,000	$0	$0	$32,000
Kenneth R. Stoll	$32,000	$0	$0	$32,000

*	As an employee of the Advisor, Ms. Putnam is not entitled to receive any compensation for her service as a member of the Board.

Board Oversight of Risk Management

The Funds are subject to various risks including, among others, investment, liquidity, financial, compliance, valuation and operational risks. Day-to-day risk management functions are included within the responsibilities of the Advisor and other service providers who carry out the Funds’ investment management and business affairs. The Advisor and other service providers each have their own, independent interest in risk management, and their policies and procedures for carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee. Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Advisor, including from the Advisor in its capacity as the administrator of the Funds’ Liquidity Risk Management Program, the Funds’ Chief Compliance Officer (“CCO”), and from legal counsel. The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust. In this role, the CCO reports directly to the Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Funds’ compliance policies and procedures and applicable regulatory requirements. The CCO also regularly provides the Board with updates on the application of the Funds’ compliance policies and procedures and how these procedures are designed to mitigate risk. On an annual basis, the Advisor, as the administrator of the Funds’ Liquidity Risk Management Program, provides the Board with a written report that addresses the operation, adequacy, and effectiveness of the Liquidity Risk Management Program. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

Proxy Voting

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor. Fenimore has adopted Proxy Voting Policies and procedures (“Proxy Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as amended, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients. The Board of the Trust has approved the Proxy Voting Polices.

16

For routine proposals (such as those which do not change the structures, by-laws or operations of a company), Fenimore will generally vote in the manner recommended by management. Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis. An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted. With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to a committee comprised of all investment analysts and portfolio managers (the “Proxy Voting Committee”) as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) disclose such conflict of interest to the Nominating and Corporate Governance Committee of the Board and obtain the consent of the committee before voting the proxy (ii) vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Nominating and Corporate Governance Committee of the Board.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve- month period ended June 30th is filed with the SEC on Form N-PX. This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds’ website at www.fenimoreasset.com, and (3) on the SEC’s website at www.sec.gov.

Control Persons and Principal Security Holders -

As of March 31, 2025, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding Investor Shares of the Funds, as indicated:

NAME OF FUND CLASS OF SHARES	NAME AND ADDRESS OF BENEFICIAL OWNER*	PERCENT OF CLASS*
FAM Value Fund Investor Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	9.13%
	National Financial Services Corp. Attn: Mutual Funds-No Load-5th Fl P.O. Box 770001 Cincinnati, OH 45277-0033	7.55%
FAM Dividend Focus Fund Investor Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Reinvest Account FBO Schwab Customers 101 Montgomery Street San Francisco, CA 94104	20.91%
	National Financial Services Corp. Attn: Mutual Funds-No Load-5th Fl P.O. Box 770001 Cincinnati, OH 45277-0033	14.09%
	Thomas O. & Patricia Putnam 384 N. Grand Street Cobleskill, NY 12043	6.90%
FAM Small Cap Fund Investor Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Special Custody Account FBO Customers101 Montgomery Street San Francisco, CA 94104	21.65%
	National Financial Services Corp. Attn: Mutual Funds-No Load-5th Fl P.O. Box 770001 Cincinnati, OH 45277-0033	13.33%

*	A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

17

Principal Underwriter

Fenimore Securities, Inc. (the “Distributor”) serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384 North Grand Street, Cobleskill, New York 12043 and is an affiliate of the Advisor. Thomas O. Putnam is the majority shareholder of Fenimore and the sole shareholder of Fenimore Securities, Inc. The Distributor receives no compensation for providing distribution services to the Funds.

Other Service Providers

Custodian

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds.

Transfer Agent

The Trust is registered as a transfer agent with the SEC and acts as transfer agent for its own shares of beneficial interest. Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Cincinnati, Ohio 45246 also acts as co-transfer agent.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, PA 19103, serves as the Funds’ independent registered public accounting firm.

Fund Counsel

Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

Securities Lending Activities

During the fiscal year ended December 31, 2024, none of the Funds engaged in any securities lending activities.

Information about the Trust

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series and classes of shares. The Trust currently consists of the three series of shares, and each series of shares consists of two separate classes of shares: Investor Shares and Institutional Shares. The shares of each class of a Fund represent an interest in the same portfolio of investments of the individual Fund. With respect to voting of shares, on certain issues, such as the election of Trustees of the Trust, all shares of the Trust vote together. Shareholders of a Fund will vote separately on matters that pertain solely to that Fund, such as voting on a proposed change to a fundamental investment limitation that applies to a particular Fund. Likewise, shareholders of a separate class of shares will vote separately on matters that pertain solely to that particular share class. The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

18

Brokerage Allocations

Pursuant to the Investment Advisory Agreements applicable to each of the Funds, Fenimore determines, subject to the general supervision of the Board of the Trust and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are eligible to execute a Fund’s portfolio transactions. Fenimore’s objective in selecting brokers and dealers and in effecting portfolio transactions for the Funds is to seek to obtain the best combination of price and execution with respect to each Fund’s portfolio transactions, and a number of judgmental factors are considered to the extent that they are deemed relevant. In applying these factors, Fenimore recognizes that different broker-dealers may have different execution capabilities with respect to different types of securities and transactions. The factors include, but are not limited to: (1) Fenimore’s knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security being traded; (3) the size and type of the transaction; (4) the nature and character of the markets for the security to be purchased or sold; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the particular security; (7) confidentiality; (8) the execution, clearance and settlement capabilities as well as the reputation and perceived soundness of the broker-dealer selected and others which are considered; (9) Fenimore’s knowledge of actual or apparent operational problems of any broker-dealer; (10) the broker-dealer’s execution services rendered on a continuing basis and in other transactions; and (11) the reasonableness of spreads or commissions.

In allocating brokerage, and consistent with Fenimore’s policies and procedures, Fenimore takes into account the value of brokerage and research services provided by a broker-dealer, as long as such consideration does not jeopardize the objective of seeking best price and execution for Fund transactions. When appropriate under its discretionary authority and consistent with the duty to seek best execution, Fenimore can direct brokerage transactions for Fund portfolio purchase and sale transactions to broker-dealers who provide Fenimore with useful research and brokerage products and services. Research services provided by a broker-dealer can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third-party (created by a third party but provided by broker-dealer). Fenimore may cause a Fund to pay commissions higher than those that another broker-dealer would have charged if Fenimore believes that the commission paid is reasonable relative to the value of the brokerage and research services that are received. The brokerage commissions used to acquire research (as well as brokerage) services in these arrangements are known as “soft dollars.” Fenimore can use soft dollars to acquire either type of research and any permissible brokerage services. However, Fenimore will not enter into any agreement or understanding with a broker-dealer that would obligate Fenimore to direct a specific amount of brokerage transactions or commissions in return for such research (or brokerage) services. Research services received by Fenimore may be useful to the firm in providing services to various of its clients other than the Funds, and not all such services are used by Fenimore in connection with its management of the Funds. Similarly, research services provided to Fenimore by broker-dealers through which transactions are executed for those of its clients other than the Funds may be used by the firm in providing services to the Funds.

Fenimore can allocate Fund brokerage commissions for brokerage and research services that are also available for cash, where appropriate and permitted by law (or choose to pay cash for certain services acquired from external sources). Section 28(e) of the Securities Exchange Act of 1934, as amended, provides a “safe harbor” that allows an investment adviser to pay for research and brokerage services with the commission dollars generated by Fund transactions. The receipt of these services in exchange for soft dollars benefits Fenimore by allowing Fenimore, at no cost to it, to: (1) supplement its own research and analysis activities, (2) receive the views and information of individuals and research staffs of other securities firms, and (3) gain access to persons having special expertise on certain companies, industries, areas of the economy and market factors. Research and brokerage services acquired with soft dollars can include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation and trading systems; risk measurement; analyses of corporate responsibility issues; and financial and market database services. Soft dollars benefit Fenimore in that Fenimore does not then need to produce or pay for the soft dollar items from its own resources.

In accordance with applicable procedures adopted with respect to the Funds’ brokerage practices, Fenimore may place portfolio brokerage transactions on behalf of the Funds with those broker-dealers that sell shares of the Funds, provided that such brokerage is not deemed to be either direct or indirect compensation to such broker-dealers for the promotion or sale of shares of the Funds.

19

For the fiscal years ending December 31, 2024, 2023 and 2022, respectively, aggregate commissions paid totaled $68,386, $144,689 and $133,948 for FAM Value Fund. With respect to FAM Dividend Focus Fund, for the fiscal years ending December 31, 2024, 2023 and 2022, respectively, the aggregate commissions paid totaled $23,779, $54,904 and $30,738. With respect to FAM Small Cap Fund for the fiscal years ended December 31, 2024, 2023 and 2022, aggregate commissions paid totaled $64,776, $119,937 and $114,464. No commissions were paid by any Fund to any affiliated parties.

Net Asset Value Calculation

The net asset value per share is computed by dividing the aggregate market value of a Fund’s assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (“NYSE”), which currently is 4:00 p.m. (New York City time), on each day NYSE is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board if it is the belief of the Board that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, or may be suspended by the Board whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

Performance Information

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

20

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield	=	2[(a-b + 1)[6]-1] ÷ cd

Where:

a	=	dividends and interest earned during the period.

b	=	expenses accrued for the period (net of reimbursements).

c	=	the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d	=	maximum offering price per Share on the last day of the period.

Performance information for the Funds may be compared, in reports and promotional literature, to:

(i)	the Russell Midcap Index, Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general;

(ii)	other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and

(iii)	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation is based. Performance information should be considered in light of each Fund’s investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period and should not be considered as a representation of what may be achieved in the future.

21

Financial Statements

The Funds’ audited financial statements for the fiscal year ended December 31, 2024 are included in the Annual Financial Statements and are incorporated by reference into this SAI. Copies of the Funds’ Semi-Annual Report and Annual Report may be obtained upon request and without charge from the Funds at the address and telephone number provided on the cover of this SAI. You may also obtain the Semi-Annual Report or Annual Report, as well as other information about the Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov.

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail unless you specifically request paper copies of the reports. Instead, the reports are made available on the Funds’ website (www.fenimoreasset.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Certain Federal Income Tax Considerations

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

Tax Status of the Funds

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income from certain “qualified publicly traded partnerships,” and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to its shareholders. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute in respect of each calendar year an amount generally at least equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that calendar year with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

22

For the period ending December 31, 2024, the Funds did not have a short or long-term capital loss carryforward for federal income tax purposes. Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund Investments

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company income and excise tax distribution requirements.

Some debt securities may be acquired by a Fund at a discount that exceeds the original issue discount, if any, on such debt securities; this additional discount represents market discount for federal income tax purposes. If a Fund acquires a debt security with market discount, the Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the Fund owns an interest in the debt security and receives a principal payment on it. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

Distributions

Distributions of investment company taxable income are generally taxable as dividends to a shareholder, whether paid in cash or reinvested in Fund shares. Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) a shareholder’s tax basis in the Fund’s shares, and any such amount in excess of that basis will be treated as gain from the sale or exchange of such Fund’s shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to certain limitations, be eligible for the dividends received deduction.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. These rate reductions do not apply to corporate shareholders.

Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rates.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long- term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

23

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Redemptions

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Shareholders should consult their own tax advisors with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

Foreign Shareholders

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder. If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will generally be subject to U.S. withholding tax of 30% (or lower treaty rate, if applicable), and possible backup withholding at the rate of 24% unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized U.S. nonresident withholding certificate is on file. If the income is effectively connected, then the foreign shareholder will generally be taxed in the same manner as a U.S. resident. Foreign corporate shareholders who have effectively connected income also may be subject to a branch profits tax. Foreign shareholders may also be subject to U.S. federal estate tax on the value of their shares.

Each Fund is currently required to withhold U.S. tax at a 30% rate on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds in order to enable the Funds to determine whether withholding is required. Foreign shareholders should consult their tax advisors for information on the application of these rules to their particular situations.

Disclosure of Fund Portfolio Holdings

The Board has adopted policies and procedures for the public and nonpublic disclosure of each Fund’s portfolio securities. On a quarterly basis, the Funds disclose on the Trust’s website, www.fenimoreasset.com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available. A complete list of the Funds’ portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-PORT.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment advisor, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of

24

confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Advisor, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the Advisor may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board.

25

STATEMENT OF ADDITIONAL INFORMATION

for

FAM VALUE FUND

FAMWX

FAM DIVIDEND FOCUS FUND

(TBD)

FAM SMALL CAP FUND

FAMDX

Institutional Shares

Dated: May 1, 2025

384 North Grand Street, P.O. Box 399
Cobleskill, NY 12043

Telephone Number (800) 932-3271

www.fenimoreasset.com

FENIMORE ASSET MANAGEMENT TRUST

The FAM Funds currently offer three mutual funds: FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (the “Funds”). Each of the Funds is a separate investment series of Fenimore Asset Management Trust (the “Trust”), which is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company, and each of the Funds is a diversified open-end management investment company.

This Statement of Additional Information (“SAI”) is not a Prospectus but rather should be read in conjunction with the Prospectus for the Institutional Shares of the Funds dated the same date. A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above.

This SAI incorporates by reference the Funds’ financial statements for the fiscal year ended December 31, 2024 that are included in the Funds’ most recent report on Form N-CSR. Copies of the most recent annual and semi-annual reports to shareholders and the Funds’ Annual Financial Statements are included in the Funds’ Form N-CSR that is filed with the SEC and may be obtained without charge from the Funds by calling or writing the address and telephone number noted above and they may also be obtained online at the Funds’ website fenimoreasset.com.

Investment Objective and Policies	1
Additional Investment Techniques and Related Risks	2
Additional Risks Associated with Certain Issuers	3
Cyber Security Related Risks	3
Market Risk	4
Investment Restrictions	4
History and Background of Investment Advisor	4
Investment Advisory Services	5
Business Management Services	6
Shareholder Administrative Services	7
Shareholder Services Agent	8
Fund Accounting Agent	8
Expense Limitation Agreements	8
Portfolio Managers	9
Board of Trustees and Officers	11
Proxy Voting	17
Control Persons and Principal Security Holders	17
Principal Underwriter	18
Other Service Providers	18
Securities Lending Activities	19
Information about the Trust	19
Brokerage Allocations	19
Net Asset Value Calculation	20
Performance Information	20
Financial Statements	22
Certain Federal Income Tax Considerations	22
Tax Status of the Funds	22
Fund Investments	23
Distributions	23
Redemptions	24
Foreign Shareholders	24
Disclosure of Fund Portfolio Holdings	25

Investment Advisor:

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY 12043

i

Investment Objective and Policies

FAM Value Fund has an investment objective to maximize long-term return on capital. FAM Dividend Focus Fund has an investment objective of providing current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities that pay dividends. FAM Small Cap Fund has an investment objective to maximize long-term return on capital.

Normally, the Funds’ investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., (“Fenimore,” or Advisor), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase. Generally, under normal market conditions, the Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

The Funds may also invest in shares of other investment companies, including Exchange Traded Funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in other investment companies may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes the shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations. If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

It is the opinion of Fenimore that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, Fenimore seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value - an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, Fenimore is aware that it is unrealistic to assume that each selection will have all or several of the above characteristics.

Fenimore believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, Fenimore spends time in an attempt to assess management’s ability prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company, and/or conversations with security analysts who actively follow the company for investment brokerage firms. While Fenimore feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by Fenimore are purely subjective in nature. Therefore, there can be no assurance that Fenimore will be successful in achieving its investment objectives for the Funds.

It is Fenimore’s belief that the objectives of the Funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if Fenimore, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock’s current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, Fenimore may also choose to invest some or all of the Funds’ assets in fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when Fenimore is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

1

Fenimore recognizes that while the Funds remain small in size, Fenimore may have greater flexibility in achieving its objectives. However, as the Funds grow in size, it may become more difficult for Fenimore to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, Fenimore reserves unto itself the right to limit the asset size of the Funds by discontinuing sales of their shares at any time. The Board of Trustees (the “Board”) of the Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that Fenimore believes income is an important factor in achieving its objectives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See “Certain Federal Income Tax Considerations”). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.

Additional Investment Techniques and Related Risks

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this SAI, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of each Fund’s principal investment strategies.

Derivatives

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction and to the extent the Funds’ view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. Certain derivatives instruments could also be illiquid and subject to the limitation on illiquid investments. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. “Illiquid investments” include any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a Liquidity Risk Management Program to identify illiquid investments.

The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission (“CFTC”).

In addition, the SEC adopted regulations governing the use of derivatives by registered investment companies, such as the Funds (“Rule 18f-4”). Pursuant to Rule 18f-4, the Funds adopted a “Derivatives Risk Management Policy and Procedures” to address the requirements of a limited derivatives user under Rule 18f-4. Currently, the Funds in the Trust do not invest in derivatives.

Borrowing

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to borrow, the volatility of the Funds’ net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

2

Short-Sale Transactions

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Funds would be permitted only to engage in short-sale transactions “against the box,” in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Loans of Portfolio Securities

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

Additional Risks Associated with Certain Issuers

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

Cyber Security Related Risks

With the increasing use of the Internet and technology in connection with the Funds’ operations, the Funds are susceptible to greater operational and information security risks through breaches in cyber security. Cyber security breaches include, without limitation, infection by computer viruses and gaining unauthorized access to the Funds’ systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted. Cyber security breaches may also occur in a manner that does not require gaining unauthorized access, such as denial-of-service attacks or situations where authorized individuals intentionally or unintentionally release confidential information stored on the Funds’ systems. A cyber security breach may cause disruptions and impact the Funds’ business operations, which could potentially result in financial losses, inability to determine a Fund’s net asset value per share “(NAV”), violation of applicable law, regulatory penalties and/or fines, compliance and other costs. The Funds and their shareholders could be negatively impacted as a result. In addition, because the Funds work closely with third-party service providers (e.g., the custodian), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches. Further, indirect cyber security breaches at an issuer of securities in which a Fund invests may similarly negatively impact Fund shareholders. While the Funds have established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful.

3

Market Risk

Market risk reflects the fact that the value of your investment will go up and down, which means that you could lose money on your investment. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. Financial markets have become increasingly interconnected on a global basis and, as a result, the occurrence of events related to any of these market risks in various global regions can thus cause volatility to occur in the domestic and global markets and can cause declines in the value of assets held by the Funds in response. Changes in the value of portfolio assets could be short-term or long-term, depending on the applicable circumstances.

Investment Restrictions

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of 1940, as amended (the “(1940 Act”). Accordingly, no FAM Fund will:

(A)	Invest in the purchase and sale of real estate.

(B)	Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)	Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)	Maintain margin accounts, will not purchase its investments on credit or margin, and will not leverage its investments, except for normal transaction obligations during settlement periods.

(E)	Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(F)	Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets. For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(G)	Issue senior securities, except to the extent permitted by the 1940 Act, by SEC exemptive order, or by the SEC.

(H)	Invest more than 25% of its assets valued at the time of purchase in any one industry or similar groups of industries, except U.S. government securities.

(I)	Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

History and Background of Investment Advisor

The investment advisor to the Funds is Fenimore Asset Management, Inc. (“Fenimore or the “Advisor”). Fenimore is a New York corporation registered under the Investment Advisers Act of 1940, as amended, with the SEC. Fenimore is majority owned by Mr. Thomas O. Putnam, its founder and Executive Chairman and the President of the Funds. Fenimore was incorporated on November 20, 1974 and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.

4

John Fox, CFA, serves as co-manager of the FAM Value Fund with Mr. Wilson and Mr. Roberts. Mr. Fox is employed by Fenimore as Chief Investment Officer. He has been actively involved in investment and portfolio management and research activities since 1996.

Paul C. Hogan, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Preston. Mr. Hogan is employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment research activities since 1991.

Andrew F. Boord, serves as co-manager of the FAM Small Cap Fund with Mr. Gioia. Mr. Boord is employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment and portfolio management and research activities since 1995.

Andrew P. Wilson, CFA, serves as co-manager of the FAM Value Fund with Mr. Fox and Mr. Roberts. Mr. Wilson is employed by Fenimore as an Investment Research Analyst and joined the firm in 2011. He has been actively involved in portfolio management and investment research activities since 1996.

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

William W. Preston, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Hogan. Mr. Preston is employed by Fenimore as an Investment Research Analyst and joined the firm in 2016 and he has been actively involved in investment research activities since 2011.

Marc Roberts, CFA, serves as co-manager of the FAM Value Fund with Mr. Fox and Mr. Wilson. Mr. Roberts is employed by Fenimore as an Investment Research Analyst and joined the firm in March 2020. He has been actively involved in investment research activities since 2007.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of Fenimore to purchase controlling interests in any such company, it is Fenimore’s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long-term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; and (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction.

Investment Advisory Services

Fenimore, as investment advisor to the Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly at the rate of 0.90% per annum of each Funds’ average daily net assets. This contract is subject to approval annually by the Funds’ Board and is terminable upon 30 days written notice, one party to the other.

5

FAM Value Fund

The total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years (before and after waivers and recoupments) is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2024	FISCAL YEAR ENDED DECEMBER 31, 2023	FISCAL YEAR ENDED DECEMBER 31, 2022
$15,479,821 (before waiver and recoupment)	$13,404,551 (before waiver and recoupment)	$13,342,052 (before waiver and recoupment)
$15,541,786 (after waiver of $63,035 and recoupment of prior years’ fee reductions of $125,000)	$13,435,438 (after waiver of $55,278 and recoupment of prior years’ fee reductions of $86,165)	$13,282,426 (after waiver of $64,452 and recoupment of prior years’ fee reductions of $4,826)

FAM Dividend Focus Fund

The total investment advisory fees paid by FAM Dividend Focus Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2024	FISCAL YEAR ENDED DECEMBER 31, 2023	FISCAL YEAR ENDED DECEMBER 31, 2022
$6,802,792	$5,346,365	$5,095,413

FAM Small Cap Fund

The total investment advisory fees paid by FAM Small Cap Fund to Fenimore during the last three fiscal years is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2024	FISCAL YEAR ENDED DECEMBER 31, 2023	FISCAL YEAR ENDED DECEMBER 31, 2022
$3,529,215	$2,874,971	$2,652,091

Each Fund is responsible for the costs of its own operation which include the fees of independent accountants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses. Expenses of “Interested Trustees” shall always remain the responsibility of the Advisor. All employees of the Advisor who perform duties for the Funds shall remain employees of the Advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

Business Management Services

Fenimore also provides certain business management services to the Funds, including the monitoring of the Funds’ relationships with “non-affiliated” third-party service providers and assisting with necessary and appropriate services to the Board of the Trust. For these services, Fenimore is entitled to receive a fee from each Fund at a rate of 0.03% of the Fund’s average daily net assets.

6

For the fiscal years ended December 31, 2024, 2023 and 2022, the Funds paid Fenimore the following business management fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2024	$519,017	$228,856	$120,009
2023	$446,506	$178,370	$95,734
2022	$444,672	$169,544	$88,417

Fenimore has retained Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Dr., Suite 400, Cincinnati, OH 45246, to provide certain fund sub-administration services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

Shareholder Administrative Services

The Funds adopted a Shareholder Administrative Services Plan for Institutional Shares (the “Shareholder Services Plan”) under which the Institutional Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries (collectively, “Service Organizations”), for providing, or arranging for the provision of, certain types of shareholder administrative services to Institutional Class shareholders serviced by the Advisor, affiliates of the Advisor or the Service Organization. Such services may include, but are not limited to: (i) assisting the Funds in providing or arranging for the provision of shareholder servicing or sub-transfer agency services to Institutional Class shareholders of each of the Funds and assisting in establishing and maintaining shareholder accounts and records for Institutional Class shareholders; (ii) aggregating and processing purchase and redemption orders for Institutional Class shareholders; (iii) providing Institutional Class shareholders with statements showing their positions in the Funds; (iv) processing dividend payments for Institutional Class shareholders; (v) providing or arranging for the provision of sub-accounting services in connection with Institutional Class Shares of the Funds; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to Institutional Class shareholders of the Funds; (vii) receiving, tabulating and transmitting proxies executed by beneficial owners of Institutional Class Shares of the Funds; (viii) answering inquiries from Institutional Class shareholders of a general nature regarding the Funds; (ix) assisting Institutional Class shareholders in changing account options, account designations, and account addresses; (x) crediting distributions from the Funds to Institutional Class shareholder accounts; and (xi) providing such other non-distribution related shareholder administrative services as may be reasonably requested and which are deemed necessary and beneficial to Institutional Class shareholders of the Funds. Pursuant to the Shareholder Services Plan, the Institutional Shares of the Funds may pay shareholder administrative servicing fees of up to 0.15% of the average daily net assets of the Institutional Shares of each respective Fund.

For the fiscal year ended December 31, 2024, 2023 and 2022, the Institutional Shares of the Funds paid the following shareholder administrative servicing fees pursuant to the Shareholder Services Plan:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2024	$16,933	$0	$73,908
2023	$17,356	$0	$54,084
2022	$24,157	$0	$47,345

7

Shareholder Services Agent

The Advisor serves as the shareholder services agent for the Institutional Shares of the Funds pursuant to the terms of the Shareholder Account Services Agreement for Institutional Shares pursuant to which the Advisor is responsible for providing and/or procuring certain shareholder account services for the Institutional Shares of the Funds. In accordance with the Shareholder Account Services Agreement, during the fiscal year ended December 31, 2022, and for the nine-month period ended September 30, 2023, the Advisor utilized the services of its then-affiliate FAM Shareholder Services, Inc. (“FSS”) to provide certain of the shareholder account services to the Funds. Effective as of September 30, 2023, FSS ceased operations and those employees of FSS who previously provided shareholder account services while employees of FSS became employees of the Advisor and have continued to provide the same shareholder services for the Institutional Shares of the Funds that had been previously provided by FSS. Pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor with respect to the Institutional Shares, the Advisor receives a fee at the annual rate of 0.03% of the average daily net assets allocable to the Institutional Shares of each Fund. For the fiscal years ended December 31, 2024, 2023 and 2022, the Institutional Shares of the Funds paid the Advisor the following shareholder account services fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2024	$2,055	$0	$9,713
2023	$556	$0	$8,495
2022	$33	$0	$7,784

Fenimore has retained Ultimus to serve as the co-transfer agent and to provide certain shareholder services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

Fund Accounting Agent

The Advisor serves as the fund accounting agent for each class of shares of the Funds. In its capacity as fund accounting agent, the Advisor is entitled to receive a fee, on an annual basis, of 0.07% of the average daily net assets of each Fund’s Institutional Shares. For the fiscal years ended December 31, 2024, 2023 and 2022, the Institutional Shares of the Funds paid the Advisor the following fund accounting agent fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2024	$30,614	$0	$108,693
2023	$25,349	$0	$84,805
2022	$30,112	$0	$73,087

Fenimore has retained Ultimus to provide certain sub-accounting services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

Expense Limitation Agreements

Pursuant to an Expense Limitation Agreement entered into between Fenimore and the Trust, on behalf of each Fund, Fenimore has contractually agreed, until May 1, 2026, to waive fees and/or reimburse each of the Funds certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses of the Institutional Shares of the Funds, as follows: 0.99% for FAM Value Fund, 1.10% for FAM Dividend Focus Fund and 1.20% for FAM Small Cap Fund. Each Fund agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses

8

for Institutional Shares of the Fund to exceed the applicable limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Board of Trustees.

For the year ended December 31, 2024, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $63,035 in fees for FAM Value Fund and the Advisor recouped $125,000 of previously waived fees from FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisor fee reductions during the year ended December 31, 2024.

For the year ended December 31, 2023, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $55,278 in fees for FAM Value Fund and the Advisor recouped $86,165 of previously waived fees from FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisor fee reductions during the year ended December 31, 2023.

For the year ended December 31, 2022, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $64,452 in fees for FAM Value Fund and the Advisor recouped $4,826 of previously waived fees from FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisory fee reductions during the year ended December 31, 2022.

As of December 31, 2024, the cumulative amounts of previously waived fees that the Advisor may recoup from the Funds is shown below, along with the expiration date of such recoupment:

	May 31
Fund	2026	2027	Total
FAM Value Fund	$54,196	$63,035	$117,231

Portfolio Managers

John D. Fox, Andrew P. Wilson and Marc Roberts are co-managers of the FAM Value Fund. Paul C. Hogan and William W. Preston are co-managers of the FAM Dividend Focus Fund. Andrew F. Boord and Kevin D. Gioia are co-managers of the FAM Small Cap Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2024:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed†	Other Pooled Investment Vehicle Accounts	Assets Managed†	Other Accounts	Assets Managed†	Total Assets Managed†*
Paul C. Hogan	None	$0	0	$0	336	$665	$665
John D. Fox	None	$0	0	$0	599	$1,232	$1,232
Andrew F. Boord	None	$0	1	$52	49	$155	$207
Andrew P. Wilson	None	$0	0	$0	599	$1,232	$1,232
Kevin D. Gioia	None	$0	1	$52	49	$155	$207
William W. Preston	None	$0	0	$0	336	$665	$665
Marc Roberts	None	$0	0	$0	613	$1,339	$1,339

†	Millions

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

9

As indicated in the table above, portfolio managers at the Advisor may manage accounts for multiple clients. While the managers do not manage other registered investment companies, they do manage separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Advisor make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. The Advisor seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Advisor may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager’s compensation may be affected by revenues earned by the Advisor, the incentives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. The Advisor may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Advisor monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Advisor’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Advisor as a firm. Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period. The portfolio managers’ compensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2024, is as follows:

Dollar Range of Equity Securities Beneficially Owned
Portfolio Manager	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
John D. Fox	Over $1,000,000	Over $1,000,000	Over $1,000,000
Paul C. Hogan	Over $1,000,000	Over $1,000,000	Over $1,000,000
Andrew F. Boord	$500,001 - $1,000,000	$500,001 - $1,000,000	Over $1,000,000
Andrew P. Wilson	Over $1,000,000	Over $1,000,000	Over $1,000,000
Kevin D. Gioia	$500,001 - $1,000,000	$500,001 - $1,000,000	$500,001 - $1,000,000
William W. Preston	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000
Marc Roberts	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000

10

Board of Trustees and Officers

Overall responsibility for management of the Funds rests with the Board, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time.

Board Leadership Structure

Mr. Paul Keller, who is an Independent Trustee, serves as the Chair of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the Board, management and legal counsel to the Funds. The Chair may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board. The Board has designated a number of standing committees, as further discussed below, each of which has a Chair. The Board may also designate working groups or committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

Trustee Qualifications

There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills. In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Yolanda P. Caldwell – As an experienced business professional who has previously worked in the financial services industry for a large, global insurance and asset management company and who currently serves as a Director for The State University of New York, and who has previously served as the Chief Diversity Officer for the College of Saint Rose in Albany, New York, Ms. Caldwell has experience managing diverse business operations and communications projects. Ms. Caldwell also previously served as the Director of the Women’s Leadership Institute and the BOLD Women’s Leadership Network at the College of Saint Rose, each of which provide support to, and foster the development of, women leaders. Ms. Caldwell also has useful long-term experience as the owner and principal strategist for her own strategic consulting firm.

Kevin J. McCoy – As a certified public accountant with over 40 years of experience in the industry, Mr. McCoy has extensive experience and background in the auditing of operating companies and in business and financial matters. Mr. McCoy has also been designated as one of the financial experts on the Trust’s Audit Committee, of which he is the Chair. In addition, he also has had long-standing service as a member of the Board of Trustees.

Paul A. Keller – As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 40 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an auditor and business advisor to mutual funds and related service companies, including other financial services companies. Mr. Keller has also been designated as one of the financial experts on the Trust’s Audit Committee. He also has experience as a director of other SEC-registered mutual funds. In addition, he also has had long-standing service as a member of the Board.

Denise V. Gonick – As the former President and Chief Executive Officer of a health insurance organization and as the current owner of her own strategic advisory firm, Ms. Gonick has extensive experience and background in business management, operations and corporate governance. As a trained lawyer and former Chief Legal Officer for the company that she formerly headed, Ms. Gonick also has legal and compliance training and experience. Over her career, Ms. Gonick has been directly involved in corporate leadership, transactions, strategic planning, executive

11

management, financial management, compliance and government relations. Ms. Gonick serves as Chair of the Trust’s Nominating and Corporate Governance Committee.

Justine Phoenix – As a former financial services industry executive who has served in leadership roles in the brokerage and asset management industries and who has also served in senior positions with key industry trade associations, Ms. Phoenix has extensive experience with mutual fund management and operations. Ms. Phoenix most recently served as Vice President of Product and Distribution for Nicsa, a financial services trade association where she was directly involved with industry efforts to accelerate diversity, equity and inclusion in the global asset management industry through her prior position as Head of Nicsa’s Diversity Project North America.

Anne Putnam – As the result of her long-time involvement with Fenimore, where she has worked since 2006 and has held key roles supporting the Funds’ sales and marketing efforts, and also through her current position as Chief Executive Officer of the firm, Ms. Putnam has extensive experience and background in the management and operation of the Funds, thus enabling her to provide management input and sales and marketing guidance to the Board.

Kenneth R. Stoll – As the former President, Chief Financial Officer and Chief Operating Officer of an investment management firm and mutual fund sponsor, Mr. Stoll has extensive experience and background in the management and operations of SEC-registered mutual funds. Mr. Stoll has also been designated as one of the financial experts on the Trust’s Audit Committee. Mr. Stoll was also a certified public accountant and was previously a partner with the public accounting firm of PricewaterhouseCoopers LLP focusing primarily on the auditing of mutual funds. He has a useful knowledge and understanding of the mutual fund industry based on more than 30 years in this field.

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

Name, Address, and Year of Birth	Position(s) Held With Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES±
Yolanda P. Caldwell 384 North Grand St. Cobleskill, NY 12043 1969	Trustee since May 2022	Owner of Titus Enterprises, LLC (strategic consulting firm) (August 2002 to present); Director at The State University of New York (institution of higher learning) (February 2024 to present); Grant Administrator, New York State Education Department (state education organization) (August 2018 to February 2024); Chief Diversity Officer, the College of Saint Rose (institution of higher learning) (November 2020 to December 2023); Director of the Women’s Leadership Institute at the College of Saint Rose (October 2018 to December 2023)	3	None
Denise V. Gonick 384 North Grand St. Cobleskill, NY 12043 1966	Trustee since 2019	Strategic Adviser with Cross Sound Concepts (self-founded strategic consulting firm); (since 2020); President and Chief Executive Officer of MVP Health Care (2012 to 2019) (a health insurance company)	3	Chemung Financial Corporation

12

Paul A. Keller, CPA 384 North Grand St. Cobleskill, NY 12043 1954	Trustee since 2010; Chairman since 2019	Business Consultant; Retired Assurance Partner, PricewaterhouseCoopers, LLP Investment Management Services Group	3	Pacific Select Funds (61 portfolios) and the Pacific Funds Series Trust (through May 2023) (29 portfolios)
Kevin J. McCoy, CPA 384 North Grand St. Cobleskill, NY 12043 1952	Trustee since 2007	Principal, Mengel Metzger Barr & Co. LLP, certified public accounting firm (January 2023 to present); Principal, Marvin and Company, P.C., certified public accounting firm (prior to January 2023)	3	None
Justine Phoenix 384 North Grand St. Cobleskill, NY 12043 1959	Trustee since December 2023	Retired. Vice President of Product and Distribution for Nicsa (a financial services industry trade association) (October 2017 to December 2024)	3	None
Kenneth R. Stoll 384 North Grand St. Cobleskill, NY 12043 1961	Trustee since 2019	Retired, President and Chief Financial Officer (2015 to 2018) and Vice President and Chief Operating Officer (2004 to 2014), Weitz Investment Management, Inc. (an investment management firm and mutual fund sponsor)	3	None
INTERESTED TRUSTEE
Anne Putnam§ 384 North Grand St Cobleskill, NY 12043 1977	Trustee since December 2023	Chief Executive Officer, Fenimore Asset Management, Inc., (October 2023 to present); Senior Vice President, Fenimore Asset Management, Inc. (September 2017 to September 2023)	3	None

13

OFFICERS
Michael F. Balboa 384 North Grand St. Cobleskill, NY 12043 1983	Secretary and Treasurer since May 2016	February 2016 to Present Chief Financial Officer, Fenimore Asset Management, Inc. Prior to February 2016 Senior Manager - Ernst & Young, LLP	N/A	N/A
Angela A. Simmons 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 1975	Assistant Treasurer since August 2024	Vice President, Financial Administration of Ultimus Fund Solutions, LLC	N/A	N/A
Maggie Bull 2 Easton Oval, Suite 300 Columbus, OH 43219 1965	Assistant Secretary since November 2017	Vice President, Senior Managing Counsel, since August 2022, Vice President, Senior Legal Counsel (February 2020 to August 2022); Senior Attorney (June 2017 to January 2020), Ultimus Fund Solutions, LLC.	N/A	N/A
Gweneth K. Gosselink 225 Pictoria Drive Suite 450 Cincinnati, OH 43246 1955	Chief Compliance Officer since February 2020	Senior Compliance Officer, Ultimus Fund Solutions, LLC (since December 2019); CCO Consultant, GKG Consulting, LLC (since December 2019); Chief Operating Officer & CCO, Miles Capital, Inc. (June 2013 to December 2019).	N/A	N/A

†	Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.

*	“Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund.

±	The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act.

§	Ms. Putnam, by virtue of her employment with Fenimore, is considered an “interested person” of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee, and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Independent Trustees, is composed of Messrs. Keller, McCoy and Stoll and Messes. Caldwell, Gonick and Phoenix. The Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board the selection; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent registered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the fiscal year ended December 31, 2024, the Audit Committee met twice.

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messes. Caldwell, Gonick and Pheonix and Messrs. Keller, McCoy and Stoll. The Nominating and Corporate Governance Committee: (i) recommends nominees to the full Board for election to the Board; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s investment manager and other principal service providers; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recommends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders. For the fiscal year ended December 31, 2024, the Committee met once.

Valuation Committee

The Valuation Committee is composed of the Independent Trustees, Messrs. Keller, McCoy and Stoll and Messes. Caldwell, Gonick and Phoenix. The function of the Valuation Committee is to review reports from the Advisor, as the

14

Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act, pursuant to the procedures used by the Adviser to value securities held by any of the Funds for which current and reliable market quotations are not “readily available” (as defined by Rule 2a-5 under the 1940 Act). The actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets on an as-needed basis to consider valuation matters submitted for their review. For the fiscal year ended December 31, 2024, the Committee did not convene any meetings.

The Board has designated the Advisor as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act and has delegated fair value determinations to the Advisor, subject to the supervision of the Board. The Advisor, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Fund’s investments, establishing and applying fair value methodologies, testing the appropriateness of fair value methodologies and overseeing and evaluating third-party pricing services.

For the fiscal year ended December 31, 2024, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:

Name of Trustee	Fund Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES
Yolanda P. Caldwell	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	$50,001-$100,000
Denise V. Gonick	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	Over $100,000
Paul A. Keller	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Kevin J. McCoy	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Justine Phoenix	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	$50,001-$100,000
Kenneth R. Stoll	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
INTERESTED TRUSTEE
Anne Putnam	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000

Except for Thomas O. Putnam, the President of the Funds, the Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding. Mr. Putnam owns beneficially 2.81% of FAM Value Fund (all of which consist of Investor Shares), 6.90% of FAM Dividend Focus Fund (all of which consists of Investor Shares) and 7.79% of FAM Small Cap Fund (primarily consisting of Institutional Shares).

15

Trustees of the Funds not employed by Fenimore receive from the Funds an annual fee of $32,000 paid in quarterly installments and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The Independent Chair is entitled to receive up to an additional $10,000 annual retainer. The Chairs of the Audit Committee and the Nominating and Corporate Governance Committee are each entitled to receive a $2,000 annual retainer. Trustees who are employees of Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2024, the Trustees received the following compensation from the Funds:

Name of Trustee	Aggregate Compensation from the Funds Accrued as Part of Fund Expenses	Pension or Retirement Benefits	Est. Annual Benefits upon Retirement	Total Compensation from Registrant and Fund Complex Paid to Trustees
Anne Putnam*	$0	$0	$0	$0
Yolanda P. Caldwell	$32,000	$0	$0	$32,000
Denise V. Gonick	$34,000	$0	$0	$34,000
Paul A. Keller	$42,000	$0	$0	$42,000
Kevin J. McCoy	$34,000	$0	$0	$34,000
Justine Phoenix	$32,000	$0	$0	$32,000
Kenneth R. Stoll	$32,000	$0	$0	$32,000

*	As an employee of the Advisor, Ms. Putnam is not entitled to receive any compensation for her service as a member of the Board.

Board Oversight of Risk Management

The Funds are subject to various risks including, among others, investment, liquidity, financial, compliance, valuation and operational risks. Day-to-day risk management functions are included within the responsibilities of the Advisor and other service providers who carry out the Funds’ investment management and business affairs. The Advisor and other service providers each have their own, independent interest in risk management, and their policies and procedures for carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee. Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Advisor, including from the Advisor in its capacity as the administrator of the Funds’ Liquidity Risk Management Program, the Funds’ Chief Compliance Officer (“CCO”), and from legal counsel. The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust. In this role, the CCO reports directly to the Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Funds’ compliance policies and procedures and applicable regulatory requirements. The CCO also regularly provides the Board with updates on the application of the Funds’ compliance policies and procedures and how these procedures are designed to mitigate risk. On an annual basis, the Advisor, as the administrator of the Funds’ Liquidity Risk Management Program, provides the Board with a written report that addresses the operation, adequacy, and effectiveness of the Liquidity Risk Management Program. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

16

Proxy Voting

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor. Fenimore has adopted Proxy Voting Policies and procedures (“Proxy Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as amended, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients. The Board of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, by-laws, or operations of a company), Fenimore will generally vote in the manner recommended by management. Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case-by-case basis. An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted. With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to a committee comprised of all investment analysts and portfolio managers (the “Proxy Voting Committee”) as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) disclose such conflict of interest to the Nominating and Corporate Governance Committee of the Board and obtain the consent of the committee before voting the proxy (ii) vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Nominating and Corporate Governance Committee of the Board.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve- month period ended June 30th is filed with the SEC on Form N-PX. This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds’ website at www.fenimoreasset.com, and (3) on the SEC’s website at www.sec.gov.

Control Persons and Principal Security Holders

As of March 31, 2025, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding Institutional Shares of the Funds, as indicated:

NAME OF FUND CLASS OF SHARES	NAME AND ADDRESS OF BENEFICIAL OWNER*	PERCENT OF CLASS
FAM Value Fund Institutional Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	42.56%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	23.91%
	Arnold S. Loo Arnold S. Loo Trust 225 Clifton St. Oakland, CA 94618	15.26%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	9.49%

17

FAM Small Cap Fund Institutional Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Special Custody Acct FBO Customers 101 Montgomery Street San Francisco, CA 94104	42.87%
	National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	20.86%
	Thomas O. & Patricia A. Putnam 384 N. Grand Street Cobleskill, NY 12043	18.14%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	8.34%
	Fenimore Asset Management Inc. P.O. Box 310 Cobleskill, NY 12043	6.35%

*	A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

Principal Underwriter

Fenimore Securities, Inc. (the “Distributor”) serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384 North Grand Street, Cobleskill, New York 12043 and is an affiliate of the Advisor. Thomas O. Putnam is the majority shareholder of Fenimore and the sole shareholder of Fenimore Securities, Inc. The Distributor receives no compensation for providing distribution services to the Funds.

Other Service Providers

Custodian

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds.

Transfer Agent

The Trust is registered as a transfer agent with the SEC and acts as transfer agent for its own shares of beneficial interest. Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Cincinnati, Ohio 45246 also acts as co-transfer agent.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, PA 19103, serves as the Funds’ independent registered public accounting firm.

Fund Counsel

Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

18

Securities Lending Activities

During the fiscal year ended December 31, 2024, none of the Funds engaged in any securities lending activitie.

Information about the Trust

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series and classes of shares. The Trust currently consists of the three series of shares, and each series of shares consists of two separate classes of shares: Investor Shares and Institutional Shares. The shares of each class of a Fund represent an interest in the same portfolio of investments of the individual Fund. With respect to voting of shares, on certain issues, such as the election of Trustees of the Trust, all shares of the Trust vote together. Shareholders of a Fund will vote separately on matters that pertain solely to that Fund, such as voting on a proposed change to a fundamental investment limitation that applies to a particular Fund. Likewise, shareholders of a separate class of shares will vote separately on matters that pertain solely to that particular share class. The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts

Brokerage Allocations

Pursuant to the Investment Advisory Agreements applicable to each of the Funds, Fenimore determines, subject to the general supervision of the Board of the Trust and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are eligible to execute a Fund’s portfolio transactions. Fenimore’s objective in selecting brokers and dealers and in effecting portfolio transactions for the Funds is to seek to obtain the best combination of price and execution with respect to each Fund’s portfolio transactions, and a number of judgmental factors are considered to the extent that they are deemed relevant. In applying these factors, Fenimore recognizes that different broker-dealers may have different execution capabilities with respect to different types of securities and transactions. The factors include, but are not limited to: (1) Fenimore’s knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security being traded; (3) the size and type of the transaction; (4) the nature and character of the markets for the security to be purchased or sold; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the particular security; (7) confidentiality; (8) the execution, clearance and settlement capabilities as well as the reputation and perceived soundness of the broker-dealer selected and others which are considered; (9) Fenimore’s knowledge of actual or apparent operational problems of any broker-dealer; (10) the broker-dealer’s execution services rendered on a continuing basis and in other transactions; and (11) the reasonableness of spreads or commissions.

In allocating brokerage, and consistent with Fenimore’s policies and procedures, Fenimore takes into account the value of brokerage and research services provided by a broker-dealer, as long as such consideration does not jeopardize the objective of seeking best price and execution for Fund transactions. When appropriate under its discretionary authority and consistent with the duty to seek best execution, Fenimore can direct brokerage transactions for Fund portfolio purchase and sale transactions to broker-dealers who provide Fenimore with useful research and brokerage products and services. Research services provided by a broker-dealer can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third-party (created by a third party but provided by broker-dealer). Fenimore may cause a Fund to pay commissions higher than those that another broker-dealer would have charged if Fenimore believes that the commission paid is reasonable relative to the value of the brokerage and research services that are received. The brokerage commissions used to acquire research (as well as brokerage) services in these arrangements are known as “soft dollars.” Fenimore can use soft dollars to acquire either type of research and any permissible brokerage services. However, Fenimore will not enter into any agreement or understanding with a broker-dealer that would obligate Fenimore to direct a specific amount of brokerage transactions or commissions in return for such research (or brokerage) services. Research services received by Fenimore may be useful to the firm in providing services to various of its clients other than the Funds, and not all such services are used by Fenimore in connection with its management of the Funds. Similarly, research services provided to Fenimore by broker-dealers through which transactions are executed for those of its clients other than the Funds may be used by the firm in providing services to the Funds.

Fenimore can allocate Fund brokerage commissions for brokerage and research services that are also available for cash, where appropriate and permitted by law (or choose to pay cash for certain services acquired from external sources). Section 28(e) of the Securities Exchange Act of 1934, as amended, provides a “safe harbor” that allows an

19

investment adviser to pay for research and brokerage services with the commission dollars generated by Fund transactions. The receipt of these services in exchange for soft dollars benefits Fenimore by allowing Fenimore, at no cost to it, to: (1) supplement its own research and analysis activities, (2) receive the views and information of individuals and research staffs of other securities firms, and (3) gain access to persons having special expertise on certain companies, industries, areas of the economy and market factors. Research and brokerage services acquired with soft dollars can include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation and trading systems; risk measurement; analyses of corporate responsibility issues; and financial and market database services. Soft dollars benefit Fenimore in that Fenimore does not then need to produce or pay for the soft dollar items from its own resources.

In accordance with applicable procedures adopted with respect to the Funds’ brokerage practices, Fenimore may place portfolio brokerage transactions on behalf of the Funds with those broker-dealers that sell shares of the Funds, provided that such brokerage is not deemed to be either direct or indirect compensation to such broker-dealers for the promotion or sale of shares of the Funds.

For the fiscal years ending December 31, 2024, 2023 and 2022, respectively, aggregate commissions paid totaled $68,386, $144,689 and $133,948 for FAM Value Fund. With respect to FAM Dividend Focus Fund, for the fiscal years ending December 31, 2024, 2023 and 2022, respectively, the aggregate commissions paid totaled $23,779, $54,904 and $30,738. With respect to FAM Small Cap Fund for the fiscal years ended December 31, 2024, 2023 and 2022, aggregate commissions paid totaled $64,776, $119,937 and $114,464. No commissions were paid by any Fund to any affiliated parties.

Net Asset Value Calculation

The net asset value per share is computed by dividing the aggregate market value of a Fund’s assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (“NYSE”), which currently is 4:00 p.m. (New York City time), on each day NYSE is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board if it is the belief of the Board that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, or may be suspended by the Board whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

Performance Information

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

20

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield	=	2[(a-b + 1)[6]-1] ÷ cd

Where:

A	=	dividends and interest earned during the period.

B	=	expenses accrued for the period (net of reimbursements).

C	=	the average daily number of Shares outstanding during the period that were entitled to receive dividends.

D	=	maximum offering price per Share on the last day of the period.

21

Performance information for the Funds may be compared, in reports and promotional literature, to:

(i)	the Russell Midcap Index, Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general;

(ii)	other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and

(iii)	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation is based. Performance information should be considered in light of each Fund’s investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period and should not be considered as a representation of what may be achieved in the future.

Financial Statements

The Funds’ audited financial statements for the fiscal year ended December 31, 2024 are included in the Annual Financial Statements and are incorporated by reference into this SAI. Copies of the Funds’ Semi-Annual Report and Annual Report may be obtained upon request and without charge from the Funds at the address and telephone number provided on the cover of this SAI. You may also obtain the Semi-Annual Report or Annual Report, as well as other information about the Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov.

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on the Funds’ website (www.fenimoreasset.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Certain Federal Income Tax Considerations

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

Tax Status of the Funds

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income from certain “qualified publicly traded partnerships,” and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the

22

value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to its shareholders. Each Fund intends to distribute substantially all of such income. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute in respect of each calendar year an amount generally at least equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that calendar year with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

For the period ending December 31, 2024, the Funds did not have a short or long-term capital loss carryforward for federal income tax purposes. Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund Investments

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company income and excise tax distribution requirements.

Some debt securities may be acquired by a Fund at a discount that exceeds the original issue discount, if any, on such debt securities; this additional discount represents market discount for federal income tax purposes. If a Fund acquires a debt security with market discount, the Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the Fund owns an interest in the debt security and receives a principal payment on it. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

Distributions

Distributions of investment company taxable income are generally taxable as dividends to a shareholder, whether paid in cash or reinvested in Fund shares. Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) a shareholder’s tax basis in the Fund’s shares, and any such amount in excess of that basis will be treated as gain from the sale or exchange of such Fund’s shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to certain limitations, be eligible for the dividends received deduction.

23

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. These rate reductions do not apply to corporate shareholders. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rates.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long- term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Redemptions

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Shareholders should consult their own tax advisors with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

Foreign Shareholders

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder. If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will generally be subject to U.S. withholding tax of 30% (or lower treaty rate, if applicable), and possible backup withholding at the rate of 24% unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized U.S. nonresident withholding certificate is on file. If the income is effectively connected, then the foreign shareholder will generally be taxed in the same manner as a U.S. resident. Foreign corporate shareholders who have effectively connected income also may be subject to a branch profits tax. Foreign shareholders may also be subject to U.S. federal estate tax on the value of their shares.

Each Fund is currently required to withhold U.S. tax at a 30% rate on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds in order to enable the Funds to

24

determine whether withholding is required. Foreign shareholders should consult their tax advisors for information on the application of these rules to their particular situations.

Disclosure of Fund Portfolio Holdings

The Board has adopted policies and procedures for the public and nonpublic disclosure of each Fund’s portfolio securities. On a quarterly basis, the Funds disclose on the Trust’s website, www.fenimoreasset.com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available. A complete list of the Funds’ portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-PORT.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment advisor, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Advisor, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the Advisor may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board.

25

Part C

Item 28. Exhibits

(a)		Declaration of Trust

	(1)	Declaration of Trust dated June 18, 1986 previously filed with Post-Effective Amendment No. 57 on December 31, 2015 and incorporated herein by reference.

	(2)	Amendment No. 1 dated June 18, 2003 to the Declaration of Trust previously filed with Post-Effective Amendment No. 57 on December 31, 2015 and incorporated herein by reference.

	(3)	Establishment and Designation of Additional Class of Shares dated November 12, 2015 previously filed with Post-Effective Amendment No. 57 on December 31, 2015 and incorporated herein by reference.

(b)		By-Laws dated June 18, 1986 previously filed with Post-Effective Amendment No. 57 on December 31, 2015 and incorporated herein by reference.

(c)		Articles IV, V, VI, VII and IX of the Declaration of Trust, Article III of the By-Laws, and the Written Instrument for the Establishment and Designation of Additional Class of Shares define the rights of the security holders and are incorporated herein by reference to Exhibits 28(a)(1) and (3) and 28(b).

(d)		Investment Advisory Contracts

	(1)	Amended Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. dated January 1, 2016 (FAM Value Fund) previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

	(2)	Second Amended Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. dated June 30, 2019 (FAM Dividend Focus Fund) previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

	(3)	Amended Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. dated January 1, 2016 (FAM Small Cap Fund) previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

(e)		Distribution Agreement between Registrant and Fenimore Securities, Inc. dated January 2, 2002 previously filed with Post-Effective Amendment No. 57 on December 31, 2015 and incorporated herein by reference.

(f)		Not Applicable

(g)		Custody Agreement between the Registrant and U.S. Bank N.A., dated December 16, 2016 previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

(h)		Other Material Contacts

	(1)	Shareholder Administrative Services Plan for Institutional Shares effective January 1, 2016 previously filed with Post-Effective Amendment No. 57 on December 31, 2015 and incorporated herein by reference.

(2)		Shareholder Administrative Services Plan for Investor Shares effective January 1, 2016 previously filed with Post-Effective Amendment No. 57 on December 31, 2015 and incorporated herein by reference.

(3)	(a)	Shareholder Account Services Agreement (Institutional Shares) between Fenimore Asset Management, Inc. and FAM Shareholder Services, Inc. dated September 14, 2020 previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

		(b)	Shareholder Account Services Agreement (Investor Shares) between Fenimore Asset Management, Inc. and FAM Shareholder Services, Inc. dated September 14, 2020 previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

		(c)	Assignment and Assumption Agreement (Shareholder Account Services Agreements) between Fenimore Asset Management and FAM Shareholder Services, Inc. dated September 14, 2020 previously filed with Post-Effective Amendment No. 69 on April 29, 2021 and incorporated herein by reference.

	(4)	(a)	Fund Accounting Agreement (Institutional Shares) between Registrant and FAM Shareholder Services, Inc. dated January 1, 2016 previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

		(b)	Fund Accounting Agreement (Investor Shares) between Registrant and FAM Shareholder Services, Inc. dated January 1, 2016 previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

		(c)	Assignment and Assumption Agreement between FAM Shareholder Services, Inc. and Fenimore Asset Management, Inc. (Fund Accounting Agreements) dated September 11, 2017 previously filed with Post-Effective Amendment No. 63 on May 1, 2018.

	(5)		Business Management Agreement between Registrant and Fenimore Asset Management, Inc. dated January 1, 2016 previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

(6)

Expense Limitation Agreement between Registrant and Fenimore Asset Management, Inc. dated January 1, 2016 previously filed with Post-Effective Amendment No. 70 on April 29, 2022 and incorporated herein by reference.

	(7)		Amendment to the Master Services Agreement between Ultimus Fund Solutions, LLC and Fenimore Asset Management Inc., on behalf of Fenimore Asset Management Trust, dated April 3, 2024, filed herein.
(i)			Not Applicable

(j)(1)			Consent of Cohen & Company Ltd., filed herein.

(k)			Not Applicable

(l)			Not Applicable

(m)			Not Applicable

(n)			Rule 18f-3 Plan previously filed with Post-Effective Amendment No. 57 on December 31, 2015 and incorporated herein by reference.

(o)			Reserved

(p)			Code of Ethics dated February 14, 2023 for Fenimore Asset Management Trust, Fenimore Asset Management, Inc. and Fenimore Securities, Inc., previously filed with Post-Effective Amendment No. 71 on April 28, 2023 and incorporated herein by reference.

 Item 29. Persons Controlled by or Under Common Control with the Fund

Not Applicable.

Item 30. Indemnification

Reference is made to Article IV, Section 4.3, of the Registrant’s Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of Investment Adviser

Fenimore Asset Management, Inc. serves as the investment adviser and business manager for the Registrant. The business and other connections of Fenimore Asset Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration (“Form ADV”) of Fenimore Asset Management, Inc. (801-10429) as currently filed with the SEC which is incorporated by reference herein.

Item 32. Principal Underwriter

(a)	Fenimore Securities, Inc. serves as principal underwriter for the Registrant and is located at 384 North Grand Street, Cobleskill, New York 12043. The Registrant is the only entity for which Fenimore Securities, Inc. serves as principal underwriter.

(b)	The directors and executive officers of Fenimore Securities, Inc. are as follows:

Name and Principal Business Address*	Position and Offices with Fenimore Securities, Inc.	Positions and Offices with Fund
Thomas O. Putnam	Director	President
Anne Putnam	Chief Executive Officer and Director	Trustee
Christian Snyder	President and Director	None
Michael F. Balboa	Secretary, Treasurer and Director	Secretary and Treasurer

*	The address of each of the foregoing is 384 North Grand Street, Cobleskill, New York 12043.

(c)	Not Applicable.

Item 33. Location of Accounts and Records

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Fenimore Asset Management, Inc., 384 North Grand Street, Cobleskill, New York 12043 and Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 29th day of April, 2025.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam, President (Principal Executive Officer) [1]

By:	/s/ Patrick W.D. Turley
Patrick W.D. Turley, as Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.

/s/ Thomas O. Putnam	President (Principal Executive Officer)
Thomas O. Putnam[1]

/s/ Anne Putnam	Trustee
Anne Putnam[6]

/s/ Yolanda P. Caldwell	Trustee
Yolanda P. Caldwell[5]

/s/ Kevin J. McCoy	Trustee
Kevin J. McCoy[2]

/s/ Paul A. Keller	Trustee
Paul A. Keller[3]

/s/ Justine Phoenix	Trustee
Justine Phoenix[7]

/s/ Denise V. Gonick	Trustee
Denise V. Gonick[4]

/s/ Kenneth R. Stoll	Trustee
Kenneth R. Stoll[4]

/s/ Michael F. Balboa	Treasurer (Principal Financial and Accounting Officer)
Michael F. Balboa

By:	/s/ Patrick W.D. Turley
Patrick W.D. Turley
as Attorney-in-Fact

[1]	Pursuant to power of attorney previously filed with Post-Effective Amendment No. 12 on April 29, 1994.

[2]	Pursuant to power of attorney previously filed with Post-Effective Amendment No. 36 on May 1, 2007.

[3]	Pursuant to power of attorney previously filed with Post-Effective Amendment No. 41 on April 29, 2011.

[4]	Pursuant to power of attorney previously filed with Post-Effective Amendment No. 67 on April 29, 2020.

[5]	Pursuant to power of attorney previously filed with Post-Effective Amendment No. 71 on April 28, 2023.

[6]	Pursuant to power of attorney previously filed with Post-Effective Amendment No. 72 on April 29, 2024.

[7]	Pursuant to power of attorney previously filed with Post-Effective Amendment No. 72 on April 29, 2024.

INDEX TO EXHIBITS

FAM FUNDS

PEA # 73

Exhibit	Description
(h) 7	Tailored Shareholder Report Services Addendum to the Master Services Agreement
(j) 1	Consent of Independent Registered Public Accounting Firm